UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03006
JOHN HANCOCK BOND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2024:
John Hancock Bond Trust
  John Hancock ESG Core Bond Fund
  John Hancock Government Income Fund
  John Hancock High Yield Fund
  John Hancock Investment Grade Bond Fund
  John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class A/JSNAX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$32	0.62%
Fund Statistics
Fund net assets	$1,166,127,407
Total number of portfolio holdings	368
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	14.1%
Asset-backed securities	13.9%
Collateralized mortgage obligations – Commercial and residential	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Term loans	0.2%
Other assets and liabilities, net	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089205

472SA-A
11/24
1/25

John Hancock Short Duration Bond Fund
Class C/JSNCX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$70	1.37%
Fund Statistics
Fund net assets	$1,166,127,407
Total number of portfolio holdings	368
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	14.1%
Asset-backed securities	13.9%
Collateralized mortgage obligations – Commercial and residential	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Term loans	0.2%
Other assets and liabilities, net	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089205

472SA-C
11/24
1/25

John Hancock Short Duration Bond Fund
Class I/JSNIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$19	0.37%
Fund Statistics
Fund net assets	$1,166,127,407
Total number of portfolio holdings	368
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	14.1%
Asset-backed securities	13.9%
Collateralized mortgage obligations – Commercial and residential	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Term loans	0.2%
Other assets and liabilities, net	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089205

472SA-I
11/24
1/25

John Hancock Short Duration Bond Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$13	0.26%
Fund Statistics
Fund net assets	$1,166,127,407
Total number of portfolio holdings	368
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	14.1%
Asset-backed securities	13.9%
Collateralized mortgage obligations – Commercial and residential	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Term loans	0.2%
Other assets and liabilities, net	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089205

472SA-NAV
11/24
1/25

John Hancock Short Duration Bond Fund
Class R6/JSNRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$14	0.27%
Fund Statistics
Fund net assets	$1,166,127,407
Total number of portfolio holdings	368
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	14.1%
Asset-backed securities	13.9%
Collateralized mortgage obligations – Commercial and residential	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Term loans	0.2%
Other assets and liabilities, net	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089205

472SA-R6
11/24
1/25

John Hancock Investment Grade Bond Fund
Class A/TAUSX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$38	0.74%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-A
11/24
1/25

John Hancock Investment Grade Bond Fund
Class C/TCUSX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$76	1.49%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-C
11/24
1/25

John Hancock Investment Grade Bond Fund
Class I/TIUSX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$25	0.49%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-I
11/24
1/25

John Hancock Investment Grade Bond Fund
Class R2/JIGBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$45	0.87%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-R2
11/24
1/25

John Hancock Investment Grade Bond Fund
Class R4/JIGMX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$33	0.64%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-R4
11/24
1/25

John Hancock Investment Grade Bond Fund
Class R6/JIGEX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$20	0.38%
Fund Statistics
Fund net assets	$3,503,281,561
Total number of portfolio holdings	859
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.9%
Corporate bonds	31.4%
U.S. Government	18.3%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089185

55SA-R6
11/24
1/25

John Hancock High Yield Fund
Class A/JHHBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$47	0.91%
Fund Statistics
Fund net assets	$1,239,832,993
Total number of portfolio holdings	392
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.4%
Term loans	6.8%
Asset-backed securities	2.5%
U.S. Government Agency	1.9%
Preferred securities	0.4%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089157

57SA-A
11/24
1/25

John Hancock High Yield Fund
Class C/JHYCX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$85	1.66%
Fund Statistics
Fund net assets	$1,239,832,993
Total number of portfolio holdings	392
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.4%
Term loans	6.8%
Asset-backed securities	2.5%
U.S. Government Agency	1.9%
Preferred securities	0.4%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089157

57SA-C
11/24
1/25

John Hancock High Yield Fund
Class I/JYHIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$34	0.66%
Fund Statistics
Fund net assets	$1,239,832,993
Total number of portfolio holdings	392
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.4%
Term loans	6.8%
Asset-backed securities	2.5%
U.S. Government Agency	1.9%
Preferred securities	0.4%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089157

57SA-I
11/24
1/25

John Hancock High Yield Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$28	0.55%
Fund Statistics
Fund net assets	$1,239,832,993
Total number of portfolio holdings	392
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.4%
Term loans	6.8%
Asset-backed securities	2.5%
U.S. Government Agency	1.9%
Preferred securities	0.4%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089157

57SA-NAV
11/24
1/25

John Hancock High Yield Fund
Class R6/JFHYX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$28	0.55%
Fund Statistics
Fund net assets	$1,239,832,993
Total number of portfolio holdings	392
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.4%
Term loans	6.8%
Asset-backed securities	2.5%
U.S. Government Agency	1.9%
Preferred securities	0.4%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089157

57SA-R6
11/24
1/25

John Hancock Government Income Fund
Class A/JHGIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class A/JHGIX)	$49	0.96%
Fund Statistics
Fund net assets	$165,996,109
Total number of portfolio holdings	112
Portfolio turnover rate	218%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	68.9%
U.S. Government Agency	27.6%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Collateralized mortgage obligations – Commercial and residential	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089151

56SA-A
11/24
1/25

John Hancock Government Income Fund
Class C/TCGIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class C/TCGIX)	$87	1.71%
Fund Statistics
Fund net assets	$165,996,109
Total number of portfolio holdings	112
Portfolio turnover rate	218%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	68.9%
U.S. Government Agency	27.6%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Collateralized mortgage obligations – Commercial and residential	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089151

56SA-C
11/24
1/25

John Hancock Government Income Fund
Class I/JGIFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class I/JGIFX)	$36	0.71%
Fund Statistics
Fund net assets	$165,996,109
Total number of portfolio holdings	112
Portfolio turnover rate	218%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	68.9%
U.S. Government Agency	27.6%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Collateralized mortgage obligations – Commercial and residential	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089151

56SA-I
11/24
1/25

John Hancock Government Income Fund
Class R6/JTSRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class R6/JTSRX)	$31	0.60%
Fund Statistics
Fund net assets	$165,996,109
Total number of portfolio holdings	112
Portfolio turnover rate	218%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	68.9%
U.S. Government Agency	27.6%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Collateralized mortgage obligations – Commercial and residential	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089151

56SA-R6
11/24
1/25

John Hancock ESG Core Bond Fund
Class A/JBOAX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class A/JBOAX)	$41	0.81%
Fund Statistics
Fund net assets	$45,416,629
Total number of portfolio holdings	145
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.3%
U.S. Government	33.7%
Asset-backed securities	11.9%
Collateralized mortgage obligations – U.S. Government Agency	4.3%
Collateralized mortgage obligations – Commercial and residential	4.1%
Municipal bonds	3.0%
U.S. Government Agency	2.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089146

468SA-A
11/24
1/25

John Hancock ESG Core Bond Fund
Class I/JBOIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class I/JBOIX)	$29	0.56%
Fund Statistics
Fund net assets	$45,416,629
Total number of portfolio holdings	145
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.3%
U.S. Government	33.7%
Asset-backed securities	11.9%
Collateralized mortgage obligations – U.S. Government Agency	4.3%
Collateralized mortgage obligations – Commercial and residential	4.1%
Municipal bonds	3.0%
U.S. Government Agency	2.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089146

468SA-I
11/24
1/25

John Hancock ESG Core Bond Fund
Class R6/JBORX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class R6/JBORX)	$24	0.46%
Fund Statistics
Fund net assets	$45,416,629
Total number of portfolio holdings	145
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.3%
U.S. Government	33.7%
Asset-backed securities	11.9%
Collateralized mortgage obligations – U.S. Government Agency	4.3%
Collateralized mortgage obligations – Commercial and residential	4.1%
Municipal bonds	3.0%
U.S. Government Agency	2.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089146

468SA-R6
11/24
1/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2024 for the following funds:

John Hancock Bond Trust

  John Hancock ESG Core Bond Fund

  John Hancock Government Income Fund

  John Hancock High Yield Fund

  John Hancock Investment Grade Bond Fund

  John Hancock Short Duration Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
ESG Core Bond Fund
Fixed income
November 30, 2024

John Hancock
ESG Core Bond Fund

2	Fund’s investments
9	Financial statements
12	Financial highlights
15	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ESG CORE BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 36.1%				$16,401,425
(Cost $16,474,252)
U.S. Government 33.7%				15,310,733
U.S. Treasury
Bond	4.750	02-15-37	780,000	821,102
Bond	5.375	02-15-31	520,000	556,563
Note	0.500	05-31-27	1,540,000	1,407,957
Note	0.625	12-31-27	1,595,000	1,435,188
Note	0.625	08-15-30	330,000	271,902
Note	0.875	11-15-30	425,000	353,447
Note	1.375	11-15-31	1,120,000	934,063
Note	1.625	09-30-26	1,615,000	1,542,446
Note	1.750	11-15-29	675,000	605,707
Note	2.250	02-15-27	1,230,000	1,180,896
Note	2.375	05-15-29	1,490,000	1,386,864
Note	2.875	08-15-28	1,515,000	1,450,613
Note	3.375	05-15-33	865,000	815,803
Note	3.875	08-15-33	1,020,000	996,930
Note	4.000	02-15-34	1,575,000	1,551,252
U.S. Government Agency 2.4%				1,090,692
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	165,658	152,448
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	153,524	138,192
30 Yr Pass Thru	3.500	02-01-45	77,857	72,676
30 Yr Pass Thru	3.500	09-01-46	183,292	169,708
30 Yr Pass Thru	3.500	07-01-47	101,189	93,246
30 Yr Pass Thru	4.000	07-01-44	63,058	60,722
30 Yr Pass Thru	4.000	10-01-47	133,956	127,836
30 Yr Pass Thru	4.500	01-01-46	96,984	95,293
30 Yr Pass Thru	4.500	03-01-47	66,174	64,793

30 Yr Pass Thru	5.000	11-01-39	114,677	115,778
Corporate bonds 39.3%				$17,846,415
(Cost $18,240,439)
Communication services 2.2%				998,723
Diversified telecommunication services 1.2%
AT&T, Inc.	4.300	02-15-30	270,000	264,626
Verizon Communications, Inc.	4.329	09-21-28	285,000	282,290
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	240,000	214,804
Media 0.5%
Comcast Corp.	5.300	06-01-34	231,000	237,003
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.8%				$824,730
Automobiles 0.6%
American Honda Finance Corp.	1.200	07-08-25	295,000	288,962
Specialty retail 1.2%
Lowe’s Companies, Inc.	4.400	09-08-25	135,000	134,699
Lowe’s Companies, Inc.	4.500	04-15-30	405,000	401,069
Energy 1.3%				598,596
Oil, gas and consumable fuels 1.3%
Enbridge, Inc.	1.600	10-04-26	192,000	181,536
Enbridge, Inc.	4.250	12-01-26	140,000	138,833
TotalEnergies Capital International SA	3.455	02-19-29	200,000	192,016
TotalEnergies Capital SA	5.150	04-05-34	85,000	86,211
Financials 15.0%				6,783,180
Banks 11.2%
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	265,000	226,115
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	320,000	307,536
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	140,000	140,642
Bank of Montreal (4.640% to 9-10-29, then Overnight SOFR + 1.250%)	4.640	09-10-30	233,000	231,166
Citigroup, Inc. (1.122% to 1-28-26, then Overnight SOFR + 0.765%)	1.122	01-28-27	475,000	455,007
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	224,000	232,621
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	308,171
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	315,175
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	300,000	286,812
JPMorgan Chase & Co. (6.070% to 10-22-26, then Overnight SOFR + 1.330%)	6.070	10-22-27	270,000	276,394
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	319,705
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	294,416
Royal Bank of Canada	2.050	01-21-27	400,000	381,049
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	288,824
The PNC Financial Services Group, Inc.	1.150	08-13-26	302,000	285,352
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	160,000	159,310
Truist Financial Corp. (1.267% to 3-2-26, then Overnight SOFR + 0.609%)	1.267	03-02-27	305,000	291,888
Westpac Banking Corp.	1.150	06-03-26	290,000	276,098
3	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 2.6%
BlackRock Funding, Inc.	5.000	03-14-34	245,000	$248,475
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	300,000	286,656
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	165,000	178,695
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then Overnight SOFR + 0.789%)	1.093	12-09-26	500,000	481,424
Consumer finance 0.6%
American Express Company	3.950	08-01-25	215,000	213,987
American Express Company (5.098% to 2-16-27, then Overnight SOFR + 1.000%)	5.098	02-16-28	50,000	50,359
Insurance 0.6%
Aon Corp.	2.800	05-15-30	273,000	247,303
Health care 6.0%				2,718,901
Biotechnology 1.2%
AbbVie, Inc.	3.200	11-21-29	310,000	290,629
Amgen, Inc.	5.250	03-02-33	253,000	257,109
Health care providers and services 3.1%
CommonSpirit Health	5.205	12-01-31	250,000	254,417
CVS Health Corp.	4.300	03-25-28	340,000	333,478
Elevance Health, Inc.	5.150	06-15-29	184,000	186,855
Elevance Health, Inc.	5.375	06-15-34	65,000	66,250
Seattle Children’s Hospital	1.208	10-01-27	325,000	296,834
UnitedHealth Group, Inc.	4.900	04-15-31	280,000	283,672
Pharmaceuticals 1.7%
Astrazeneca Finance LLC	4.875	03-03-28	180,000	182,288
Bristol-Myers Squibb Company	4.900	02-22-29	305,000	309,351
Merck & Company, Inc.	4.300	05-17-30	260,000	258,018
Industrials 4.4%				1,979,849
Aerospace and defense 0.5%
Northrop Grumman Corp.	3.250	01-15-28	230,000	221,092
Building products 0.4%
Carrier Global Corp.	2.700	02-15-31	200,000	176,822
Construction and engineering 0.5%
Quanta Services, Inc.	4.750	08-09-27	225,000	225,091
Ground transportation 0.7%
Ryder System, Inc.	1.750	09-01-26	342,000	324,295
Machinery 1.6%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	417,633
John Deere Capital Corp.	5.100	04-11-34	85,000	87,058
John Deere Capital Corp.	5.150	09-08-33	200,000	205,698
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	$322,160
Materials 0.4%				196,252
Metals and mining 0.4%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	195,000	196,252
Real estate 2.8%				1,278,435
Health care REITs 0.6%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	255,000	255,173
Industrial REITs 0.5%
Prologis LP	5.000	03-15-34	240,000	240,564
Retail REITs 0.6%
Simon Property Group LP	1.375	01-15-27	301,000	281,960
Specialized REITs 1.1%
American Tower Corp.	3.375	10-15-26	280,000	273,108
Equinix, Inc.	3.200	11-18-29	245,000	227,630
Utilities 5.4%				2,467,749
Electric utilities 4.2%
American Electric Power Company, Inc.	4.300	12-01-28	280,000	276,221
DTE Electric Company	2.250	03-01-30	350,000	312,126
Eversource Energy	1.650	08-15-30	330,000	277,627
Exelon Corp.	3.400	04-15-26	278,000	273,339
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	210,163
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	310,000	312,060
Xcel Energy, Inc.	4.000	06-15-28	275,000	268,309
Multi-utilities 1.2%
Public Service Electric & Gas Company	4.900	12-15-32	251,000	254,451

Sempra	3.400	02-01-28	295,000	283,453
Municipal bonds 3.0%				$1,371,815
(Cost $1,495,000)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	143,366
California Health Facilities Financing Authority	1.829	06-01-29	250,000	223,296
California State University	1.740	11-01-30	210,000	181,218
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	286,875
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	272,295

State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	264,765
5	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 8.4%				$3,810,945
(Cost $3,811,085)
Commercial and residential 4.1%				1,853,458
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	274,081
Benchmark Mortgage Trust
Series 2024-V9, Class A3	5.602	08-15-57	265,000	271,681
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.296	11-15-56	273,000	293,344
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	318,812
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	192,378
Series 2015-C24, Class A4	3.732	05-15-48	508,000	503,162
U.S. Government Agency 4.3%				1,957,487
Federal Home Loan Mortgage Corp.
Series K513, Class A2 (A)	4.724	12-25-28	416,000	418,175
Series K514, Class A2	4.572	12-25-28	555,000	554,868
Series K518, Class A2	5.400	01-25-29	500,000	514,818
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	113,862	104,871
Series 2013-31, Class NG	2.250	04-25-33	190,187	175,628
Series 2013-34, Class PA	2.000	08-25-42	176,867	163,655

Series 2016-36, Class BC	2.500	03-25-43	25,875	25,472
Asset-backed securities 11.9%				$5,394,833
(Cost $5,430,195)
Asset-backed securities 11.9%				5,394,833
BMW Vehicle Lease Trust
Series 2024-2, Class A3	4.180	10-25-27	230,000	228,620
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A3	4.620	07-16-29	197,000	197,721
CarMax Auto Owner Trust
Series 2022-2, Class A3	3.490	02-16-27	79,261	78,871
Series 2023-4, Class A3	6.000	07-17-28	242,000	246,645
Series 2024-4, Class A3	4.600	10-15-29	226,000	226,539
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	49,309	48,822
Series 2021-C, Class A3	0.810	12-15-26	84,703	83,282
Series 2022-A, Class A3	2.940	07-15-27	87,300	86,334
Series 2022-B, Class A3	3.890	08-16-27	169,736	168,657
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	220,000	222,187
Series 2024-1, Class A3	5.490	12-15-27	216,000	218,793
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	233,556
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	118,066	$117,965
Series 2024-B, Class A3	5.100	04-15-29	206,000	208,770
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	305,486
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	187,796	188,279
Series 2024-A, Class A3	5.370	03-15-29	171,000	172,832
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	115,221	114,715
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	27,509	27,299
Series 2022-A, Class A3	2.320	09-16-26	71,194	70,507
Series 2022-C, Class A3	5.090	06-15-27	189,856	190,286
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3	4.230	02-15-28	249,000	247,818
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	149,489	150,021
U.S. Small Business Administration
Series 2022-20E, Class 1	3.820	05-01-42	267,482	252,135
Series 2022-20F, Class 1	3.890	06-01-42	326,878	309,999
Series 2022-20G, Class 1	3.810	07-01-42	127,277	120,197
Series 2022-20J, Class 1	4.890	10-01-42	169,013	168,609
Series 2022-20K, Class 1	4.980	11-01-42	183,867	183,197
Series 2023-20E, Class 1	4.600	05-01-43	315,757	309,572
Verizon Master Trust
Series 2024-8, Class A1A	4.620	11-20-30	217,000	217,119

	Yield (%)	Shares	Value
Short-term investments 0.6%			$254,529
(Cost $254,529)
Short-term funds 0.6%			254,529
JPMorgan U.S. Government Money Market Fund, Institutional Class	4.5459(B)	254,529	254,529

Total investments (Cost $45,705,500) 99.3%	$45,079,962
Other assets and liabilities, net 0.7%	336,667
Total net assets 100.0%	$45,416,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
7	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $45,897,155. Net unrealized depreciation aggregated to $817,193, of which $338,901 related to gross unrealized appreciation and $1,156,094 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	8

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $45,705,500)	$45,079,962
Cash	3,850
Dividends and interest receivable	288,851
Receivable for fund shares sold	108,807
Receivable from affiliates	1,442
Other assets	52,963
Total assets	45,535,875
Liabilities
Payable for fund shares repurchased	60,390
Payable to affiliates
Accounting and legal services fees	1,459
Transfer agent fees	4,093
Trustees’ fees	154
Other liabilities and accrued expenses	53,150
Total liabilities	119,246
Net assets	$45,416,629
Net assets consist of
Paid-in capital	$51,806,602
Total distributable earnings (loss)	(6,389,973)
Net assets	$45,416,629

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,926,228 ÷ 315,840 shares)[1]	$9.26
Class I ($41,503,937 ÷ 4,478,766 shares)	$9.27
Class R6 ($986,464 ÷ 106,369 shares)	$9.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$882,416
Dividends	13,779
Total investment income	896,195
Expenses
Investment management fees	99,560
Distribution and service fees	3,643
Accounting and legal services fees	4,192
Transfer agent fees	24,245
Trustees’ fees	644
Custodian fees	19,127
State registration fees	29,562
Printing and postage	7,303
Professional fees	32,808
Other	6,790
Total expenses	227,874
Less expense reductions	(100,170)
Net expenses	127,704
Net investment income	768,491
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,192
8,192
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	802,554
802,554
Net realized and unrealized gain	810,746
Increase in net assets from operations	$1,579,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	10

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$768,491	$1,731,601
Net realized gain (loss)	8,192	(1,881,262)
Change in net unrealized appreciation (depreciation)	802,554	1,585,034
Increase in net assets resulting from operations	1,579,237	1,435,373
Distributions to shareholders
From earnings
Class A	(48,858)	(77,356)
Class I	(725,919)	(1,705,372)
Class R6	(18,141)	(19,701)
Total distributions	(792,918)	(1,802,429)
From fund share transactions	3,855,919	(19,013,972)
Total increase (decrease)	4,642,238	(19,381,028)
Net assets
Beginning of period	40,774,391	60,155,419
End of period	$45,416,629	$40,774,391
11	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.09	$9.13	$9.43	$10.39	$10.65	$10.14
Net investment income[2]	0.15	0.27	0.19	0.09	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.18	(0.03)	(0.28)	(0.81)	(0.15)	0.54
Total from investment operations	0.33	0.24	(0.09)	(0.72)	—	0.72
Less distributions
From net investment income	(0.16)	(0.28)	(0.21)	(0.16)	(0.18)	(0.21)
From net realized gain	—	—	—	(0.08)	(0.08)	—
Total distributions	(0.16)	(0.28)	(0.21)	(0.24)	(0.26)	(0.21)
Net asset value, end of period	$9.26	$9.09	$9.13	$9.43	$10.39	$10.65
Total return (%)[3,4]	3.59[5]	2.69	(0.89)	(7.04)	(0.03)	7.16
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$2	$2	$1	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[6]	1.23	1.16	1.10	1.12	1.15
Expenses including reductions	0.81[6]	0.82	0.82	0.86	0.87	0.87
Net investment income	3.24[6]	2.98	2.08	0.94	1.37	1.76
Portfolio turnover (%)	14	56	75	47	50	34

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	12

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.09	$9.13	$9.43	$10.39	$10.64	$10.14
Net investment income[2]	0.16	0.29	0.21	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.19	(0.03)	(0.27)	(0.81)	(0.12)	0.52
Total from investment operations	0.35	0.26	(0.06)	(0.69)	0.04	0.73
Less distributions
From net investment income	(0.17)	(0.30)	(0.24)	(0.19)	(0.21)	(0.23)
From net realized gain	—	—	—	(0.08)	(0.08)	—
Total distributions	(0.17)	(0.30)	(0.24)	(0.27)	(0.29)	(0.23)
Net asset value, end of period	$9.27	$9.09	$9.13	$9.43	$10.39	$10.64
Total return (%)[3]	3.83[4]	2.95	(0.64)	(6.83)	0.34	7.32
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$37	$58	$58	$61	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	0.98	0.91	0.85	0.87	0.90
Expenses including reductions	0.56[5]	0.57	0.57	0.61	0.62	0.62
Net investment income	3.49[5]	3.19	2.30	1.19	1.53	2.01
Portfolio turnover (%)	14	56	75	47	50	34

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.09	$9.14	$9.43	$10.39	$10.65	$10.14
Net investment income[2]	0.17	0.31	0.19	0.13	0.17	0.22
Net realized and unrealized gain (loss) on investments	0.18	(0.05)	(0.23)	(0.81)	(0.13)	0.54
Total from investment operations	0.35	0.26	(0.04)	(0.68)	0.04	0.76
Less distributions
From net investment income	(0.17)	(0.31)	(0.25)	(0.20)	(0.22)	(0.25)
From net realized gain	—	—	—	(0.08)	(0.08)	—
Total distributions	(0.17)	(0.31)	(0.25)	(0.28)	(0.30)	(0.25)
Net asset value, end of period	$9.27	$9.09	$9.14	$9.43	$10.39	$10.65
Total return (%)[3]	3.89[4]	2.94	(0.42)	(6.73)	0.35	7.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[5]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.86	0.80	0.75	0.77	0.79
Expenses including reductions	0.46[6]	0.46	0.46	0.51	0.51	0.51
Net investment income	3.60[6]	3.41	2.09	1.30	1.63	2.13
Portfolio turnover (%)	14	56	75	47	50	34

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
15	JOHN HANCOCK ESG Core Bond Fund |

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$16,401,425	—	$16,401,425	—
Corporate bonds	17,846,415	—	17,846,415	—
Municipal bonds	1,371,815	—	1,371,815	—
Collateralized mortgage obligations	3,810,945	—	3,810,945	—
Asset-backed securities	5,394,833	—	5,394,833	—
Short-term investments	254,529	$254,529	—	—
Total investments in securities	$45,079,962	$254,529	$44,825,433	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK ESG Core Bond Fund	16

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $1,138.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $1,316,866 and a long-term capital loss carryforward of $4,269,682 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
17	JOHN HANCOCK ESG Core Bond Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.450% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK ESG Core Bond Fund	18

For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,608
Class I	91,335
Class	Expense reduction
Class R6	$2,227
Total	$100,170

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $129 for the six months ended November 30, 2024. Of this amount, $15 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $114 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
19	JOHN HANCOCK ESG Core Bond Fund |

Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,643	$1,632
Class I	—	22,591
Class R6	—	22
Total	$3,643	$24,245
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,843	$54,222	117,706	$1,078,253
Distributions reinvested	5,271	48,858	8,509	77,231
Repurchased	(7,574)	(70,360)	(56,250)	(510,382)
Net increase	3,540	$32,720	69,965	$645,102
Class I shares
Sold	848,356	$7,874,993	1,722,131	$15,564,019
Distributions reinvested	77,798	721,533	146,444	1,328,465
Repurchased	(523,509)	(4,844,910)	(4,125,289)	(37,345,609)
Net increase (decrease)	402,645	$3,751,616	(2,256,714)	$(20,453,125)
Class R6 shares
Sold	24,940	$232,209	90,081	$820,758
Distributions reinvested	1,955	18,141	2,169	19,701
Repurchased	(19,314)	(178,767)	(5,110)	(46,408)
Net increase	7,581	$71,583	87,140	$794,051
Total net increase (decrease)	413,766	$3,855,919	(2,099,609)	$(19,013,972)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $4,023,088 and $1,579,298, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $5,505,818 and $4,329,316, respectively, for the six months ended November 30, 2024.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the
| JOHN HANCOCK ESG Core Bond Fund	20

manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 8—Subsequent event
At its meeting on December 12, 2024, the Board of Trustees of the Trust approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. On or about February 28, 2025 (“liquidation date”), it is anticipated that the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed or cancelled as of the close of business on the liquidation date.
21	JOHN HANCOCK ESG Core Bond Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc. (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK ESG CORE BOND FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK ESG CORE BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three- and five-year periods ended December 31, 2023 and underperformed for the one-year period. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-year period. The Board also took into account the fund’s favorable performance relative to the peer group median for the three- and five-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including a previous action taken  with respect to the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s
| JOHN HANCOCK ESG CORE BOND FUND	24

operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
25	JOHN HANCOCK ESG CORE BOND FUND |

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
| JOHN HANCOCK ESG CORE BOND FUND	26

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
27	JOHN HANCOCK ESG CORE BOND FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK ESG CORE BOND FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089146	468SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Government Income Fund
Fixed income
November 30, 2024

John Hancock
Government Income Fund

2	Fund’s investments
7	Financial statements
10	Financial highlights
14	Notes to financial statements
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GOVERNMENT INCOME FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 96.5%				$160,125,366
(Cost $165,404,943)
U.S. Government 68.9%				114,381,448
U.S. Treasury
Bond	3.000	08-15-52	3,655,000	2,818,490
Bond	3.375	11-15-48	1,150,000	954,814
Bond	4.125	08-15-44	15,319,000	14,581,773
Bond	4.250	08-15-54	10,706,000	10,470,133
Note	3.750	08-31-26	9,250,000	9,175,205
Note	3.750	08-15-27	33,600,000	33,275,812
Note	4.000	02-15-34	1,304,000	1,284,338
Note	4.125	10-31-29	23,451,000	23,485,810
Note	4.125	10-31-31	15,798,000	15,790,595
Note	4.250	11-15-34	2,533,000	2,544,478
U.S. Government Agency 27.6%				45,743,918
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	124,166	122,864
15 Yr Pass Thru	4.500	01-01-38	826,655	817,988
30 Yr Pass Thru	3.000	04-01-43	466,735	423,262
30 Yr Pass Thru	3.500	12-01-44	1,300,621	1,207,788
30 Yr Pass Thru	3.500	02-01-47	387,248	359,124
30 Yr Pass Thru	3.500	06-01-49	375,253	344,041
30 Yr Pass Thru	3.500	03-01-52	228,835	209,498
30 Yr Pass Thru	4.000	12-01-40	227,203	219,337
30 Yr Pass Thru	4.000	01-01-41	291,037	280,873
30 Yr Pass Thru	4.000	01-01-41	245,863	237,154
30 Yr Pass Thru	4.000	11-01-43	519,096	498,937
30 Yr Pass Thru	4.000	12-01-46	360,861	344,474
30 Yr Pass Thru	4.000	06-01-47	343,393	327,906
30 Yr Pass Thru	5.000	10-01-52	614,263	606,489
30 Yr Pass Thru	5.500	09-01-52	994,586	1,004,024
30 Yr Pass Thru	5.500	06-01-53	605,981	611,571
30 Yr Pass Thru	6.000	10-01-53	444,923	453,415
30 Yr Pass Thru	6.000	11-01-53	468,376	477,315
30 Yr Pass Thru	6.000	12-01-53	452,621	463,467
30 Yr Pass Thru	6.500	10-01-53	475,969	490,722
Note	4.650	10-09-29	2,000,000	1,991,164
Note	4.750	10-11-29	2,000,000	1,999,957
Note	5.210	10-24-29	1,500,000	1,499,107
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	208,051	202,926
15 Yr Pass Thru	4.500	11-01-37	634,351	628,097
15 Yr Pass Thru	4.500	12-01-37	207,548	205,372
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	10-01-50	984,632	$805,202
30 Yr Pass Thru	2.500	07-01-50	448,026	382,291
30 Yr Pass Thru	2.500	08-01-50	2,060,790	1,755,209
30 Yr Pass Thru	2.500	09-01-50	820,852	698,363
30 Yr Pass Thru	2.500	09-01-50	2,153,242	1,833,951
30 Yr Pass Thru	2.500	10-01-50	772,967	660,523
30 Yr Pass Thru	3.000	10-01-49	1,016,311	899,566
30 Yr Pass Thru	3.000	11-01-49	856,666	758,260
30 Yr Pass Thru	3.500	07-01-43	831,284	774,389
30 Yr Pass Thru	3.500	03-01-44	344,016	321,422
30 Yr Pass Thru	3.500	01-01-45	1,658,119	1,541,447
30 Yr Pass Thru	3.500	04-01-45	1,361,656	1,260,738
30 Yr Pass Thru	3.500	05-01-48	558,464	510,791
30 Yr Pass Thru	3.500	06-01-49	479,416	441,787
30 Yr Pass Thru	3.500	03-01-52	2,007,034	1,843,702
30 Yr Pass Thru	4.000	09-01-40	641,203	618,146
30 Yr Pass Thru	4.000	12-01-40	439,708	423,870
30 Yr Pass Thru	4.000	09-01-41	482,654	464,719
30 Yr Pass Thru	4.000	10-01-41	509,180	490,266
30 Yr Pass Thru	4.000	01-01-42	269,830	259,749
30 Yr Pass Thru	4.000	07-01-42	736,288	707,797
30 Yr Pass Thru	4.000	11-01-42	1,078,487	1,037,996
30 Yr Pass Thru	4.000	11-01-43	1,198,288	1,149,762
30 Yr Pass Thru	4.000	12-01-43	486,035	466,433
30 Yr Pass Thru	4.000	06-01-49	1,838,426	1,748,694
30 Yr Pass Thru	4.500	08-01-40	445,958	440,957
30 Yr Pass Thru	4.500	06-01-41	895,923	885,447
30 Yr Pass Thru	4.500	07-01-41	817,724	808,318
30 Yr Pass Thru	4.500	11-01-41	150,916	149,136
30 Yr Pass Thru	4.500	02-01-42	474,532	468,728
30 Yr Pass Thru	4.500	04-01-48	424,372	415,118
30 Yr Pass Thru	5.000	10-01-52	543,167	536,548
30 Yr Pass Thru	5.000	10-01-52	590,567	585,308
30 Yr Pass Thru	5.500	10-01-52	228,672	230,627
30 Yr Pass Thru	5.500	12-01-52	1,300,522	1,310,832
30 Yr Pass Thru	5.500	05-01-53	623,089	628,807
30 Yr Pass Thru	6.500	08-01-53	461,451	479,072
30 Yr Pass Thru	6.500	08-01-53	481,992	499,040

30 Yr Pass Thru	6.500	10-01-53	410,751	424,035
Collateralized mortgage obligations 2.7%				$4,520,010
(Cost $8,638,896)
Commercial and residential 0.2%				333,453
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	266,384	259,115
3	JOHN HANCOCK GOVERNMENT INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	35,894	$35,622
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(C)	5.302	02-25-57	37,299	38,716
U.S. Government Agency 2.5%				4,186,557
Federal Home Loan Mortgage Corp.
Series 2018-3, Class MA (B)	3.500	08-25-57	733,561	700,967
Series 2019-1, Class MA	3.500	07-25-58	582,036	553,683
Series 4083, Class PB	3.500	09-15-41	353,168	349,124
Series 4459, Class CA	5.000	12-15-34	16,710	16,819
Series K048, Class X1 IO	0.317	06-25-25	4,518,264	2,867
Series K050, Class X1 IO	0.406	08-25-25	66,120,635	87,286
Series K053, Class X1 IO	1.000	12-25-25	25,936,048	183,905
Series K054, Class X1 IO	1.277	01-25-26	19,889,684	201,437
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	442,032	422,029
Series 2014-49, Class CA	3.000	08-25-44	266,881	255,774
Government National Mortgage Association
Series 2012-114, Class IO	0.627	01-16-53	560,470	8,728
Series 2015-7, Class IO	0.487	01-16-57	2,647,584	65,410
Series 2017-109, Class IO	0.229	04-16-57	784,212	10,921
Series 2017-124, Class IO	0.626	01-16-59	645,929	22,311
Series 2017-140, Class IO	0.486	02-16-59	576,244	16,449
Series 2017-20, Class IO	0.521	12-16-58	1,327,419	30,847
Series 2017-41, Class IO	0.565	07-16-58	628,390	14,030
Series 2017-46, Class IO	0.651	11-16-57	962,513	36,012
Series 2017-54, Class IO	0.693	12-16-58	3,157,710	108,453
Series 2017-61, Class IO	0.701	05-16-59	437,011	15,821
Series 2017-74, Class IO	0.424	09-16-58	1,168,693	21,288
Series 2017-89, Class IO	0.476	07-16-59	968,634	26,298
Series 2018-114, Class IO	0.591	04-16-60	566,912	22,302
Series 2018-68, Class A	2.850	04-16-50	152,290	146,505
Series 2018-9, Class IO	0.443	01-16-60	1,139,084	34,362
Series 2020-118, Class IO	0.883	06-16-62	2,332,390	138,415
Series 2020-119, Class IO	0.606	08-16-62	1,185,397	55,152
Series 2020-120, Class IO	0.768	05-16-62	3,117,068	182,749
Series 2020-137, Class IO	0.797	09-16-62	2,206,402	126,709
Series 2020-170, Class IO	0.835	11-16-62	2,711,793	172,930
Series 2021-40, Class IO	0.822	02-16-63	728,906	44,647
Series 2022-53, Class IO	0.709	06-16-64	2,337,860	112,327

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	4

	Yield (%)	Shares	Value
Short-term investments 0.0%			$94,491
(Cost $94,489)
Short-term funds 0.0%			94,491
John Hancock Collateral Trust (D)	4.4849(E)	9,447	94,491

Total investments (Cost $174,138,328) 99.2%	$164,739,867
Other assets and liabilities, net 0.8%	1,256,242
Total net assets 100.0%	$165,996,109

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-24.
5	JOHN HANCOCK GOVERNMENT INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	20	Long	Mar 2025	$4,109,722	$4,122,188	$12,466
						$12,466
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $174,585,315. Net unrealized depreciation aggregated to $9,832,982, of which $677,370 related to gross unrealized appreciation and $10,510,352 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	6

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $174,043,839)	$164,645,376
Affiliated investments, at value (Cost $94,489)	94,491
Total investments, at value (Cost $174,138,328)	164,739,867
Receivable for futures variation margin	2,838
Collateral held at broker for futures contracts	208,500
Dividends and interest receivable	1,236,952
Receivable for fund shares sold	80,806
Other assets	50,520
Total assets	166,319,483
Liabilities
Distributions payable	18,933
Payable for fund shares repurchased	56,157
Payable to affiliates
Investment management fees	141
Accounting and legal services fees	5,268
Transfer agent fees	13,575
Distribution and service fees	1,006
Trustees’ fees	217
Other liabilities and accrued expenses	228,077
Total liabilities	323,374
Net assets	$165,996,109
Net assets consist of
Paid-in capital	$222,058,587
Total distributable earnings (loss)	(56,062,478)
Net assets	$165,996,109

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($141,789,824 ÷ 18,051,791 shares)[1]	$7.85
Class C ($1,220,489 ÷ 155,549 shares)[1]	$7.85
Class I ($2,341,644 ÷ 297,797 shares)	$7.86
Class R6 ($20,644,152 ÷ 2,626,618 shares)	$7.86
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$3,453,133
Dividends from affiliated investments	26,236
Total investment income	3,479,369
Expenses
Investment management fees	453,963
Distribution and service fees	188,401
Accounting and legal services fees	16,139
Transfer agent fees	84,445
Trustees’ fees	2,069
Custodian fees	28,826
State registration fees	36,764
Printing and postage	89,441
Professional fees	169,475
Other	9,067
Total expenses	1,078,590
Less expense reductions	(291,681)
Net expenses	786,909
Net investment income	2,692,460
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,438,837
Affiliated investments	(1,954)
Futures contracts	57,919
2,494,802
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,404,925
Affiliated investments	(29)
Futures contracts	9,613
1,414,509
Net realized and unrealized gain	3,909,311
Increase in net assets from operations	$6,601,771
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,692,460	$6,359,832
Net realized gain (loss)	2,494,802	(6,300,949)
Change in net unrealized appreciation (depreciation)	1,414,509	(2,443,397)
Increase (decrease) in net assets resulting from operations	6,601,771	(2,384,514)
Distributions to shareholders
From earnings
Class A	(2,368,433)	(5,327,093)
Class C	(13,864)	(40,567)
Class I	(44,029)	(382,541)
Class R6	(384,998)	(920,877)
Total distributions	(2,811,324)	(6,671,078)
From fund share transactions	(9,177,129)	(63,765,370)
Total decrease	(5,386,682)	(72,820,962)
Net assets
Beginning of period	171,382,791	244,203,753
End of period	$165,996,109	$171,382,791
9	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$7.68	$8.05	$8.63	$9.54	$10.07	$9.34
Net investment income[2]	0.12	0.26	0.23	0.10	0.08	0.13
Net realized and unrealized gain (loss) on investments	0.18	(0.36)	(0.55)	(0.87)	(0.49)	0.75
Total from investment operations	0.30	(0.10)	(0.32)	(0.77)	(0.41)	0.88
Less distributions
From net investment income	(0.13)	(0.27)	(0.26)	(0.14)	(0.12)	(0.15)
Net asset value, end of period	$7.85	$7.68	$8.05	$8.63	$9.54	$10.07
Total return (%)[3,4]	3.88[5]	(1.20)	(3.75)	(8.14)	(4.08)	9.51
Ratios and supplemental data
Net assets, end of period (in millions)	$142	$146	$162	$188	$229	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.05	1.03	1.00	1.01	1.04
Expenses including reductions	0.96[6]	0.97	0.97	0.98	0.98	0.98
Net investment income	3.10[6]	3.33	2.79	1.04	0.79	1.34
Portfolio turnover (%)	218	431	351	336	169	166

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	10

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$7.68	$8.04	$8.62	$9.53	$10.07	$9.34
Net investment income[2]	0.09	0.20	0.17	0.02	—[3]	0.05
Net realized and unrealized gain (loss) on investments	0.18	(0.35)	(0.56)	(0.85)	(0.49)	0.75
Total from investment operations	0.27	(0.15)	(0.39)	(0.83)	(0.49)	0.80
Less distributions
From net investment income	(0.10)	(0.21)	(0.19)	(0.08)	(0.05)	(0.07)
Net asset value, end of period	$7.85	$7.68	$8.04	$8.62	$9.53	$10.07
Total return (%)[4,5]	3.50[6]	(1.82)	(4.48)	(8.80)	(4.90)	8.64
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$4	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[7]	1.80	1.78	1.75	1.76	1.79
Expenses including reductions	1.71[7]	1.72	1.72	1.74	1.75	1.78
Net investment income	2.34[7]	2.57	2.02	0.24	0.01	0.53
Portfolio turnover (%)	218	431	351	336	169	166

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
11	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$7.69	$8.06	$8.64	$9.55	$10.07	$9.34
Net investment income[2]	0.13	0.28	0.26	0.12	0.10	0.15
Net realized and unrealized gain (loss) on investments	0.18	(0.36)	(0.56)	(0.86)	(0.47)	0.75
Total from investment operations	0.31	(0.08)	(0.30)	(0.74)	(0.37)	0.90
Less distributions
From net investment income	(0.14)	(0.29)	(0.28)	(0.17)	(0.15)	(0.17)
Net asset value, end of period	$7.86	$7.69	$8.06	$8.64	$9.55	$10.07
Total return (%)[3]	4.01[4]	(0.95)	(3.51)	(7.91)	(3.76)	9.73
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$55	$9	$13	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	0.80	0.78	0.75	0.76	0.79
Expenses including reductions	0.71[5]	0.72	0.72	0.74	0.75	0.78
Net investment income	3.35[5]	3.45	3.22	1.27	1.02	1.52
Portfolio turnover (%)	218	431	351	336	169	166

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	12

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$7.69	$8.06	$8.64	$9.54	$10.07	$9.34
Net investment income[2]	0.14	0.29	0.26	0.13	0.11	0.16
Net realized and unrealized gain (loss) on investments	0.17	(0.36)	(0.56)	(0.86)	(0.48)	0.75
Total from investment operations	0.31	(0.07)	(0.30)	(0.73)	(0.37)	0.91
Less distributions
From net investment income	(0.14)	(0.30)	(0.28)	(0.17)	(0.16)	(0.18)
Net asset value, end of period	$7.86	$7.69	$8.06	$8.64	$9.54	$10.07
Total return (%)[3]	4.07[4]	(0.84)	(3.40)	(7.72)	(3.76)	9.85
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$21	$25	$29	$40	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.69	0.67	0.64	0.65	0.67
Expenses including reductions	0.60[5]	0.60	0.61	0.63	0.64	0.67
Net investment income	3.46[5]	3.69	3.14	1.38	1.13	1.64
Portfolio turnover (%)	218	431	351	336	169	166

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
At its meeting held on September 24-26, 2024, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Investment Grade Bond Fund, also a series of the Trust. Shareholders of record as of October 30, 2024, will be entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about January 28, 2025. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about February 7, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Government Income Fund	14

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$160,125,366	—	$160,125,366	—
Collateralized mortgage obligations	4,520,010	—	4,520,010	—
Short-term investments	94,491	$94,491	—	—
Total investments in securities	$164,739,867	$94,491	$164,645,376	—
Derivatives:
Assets
Futures	$12,466	$12,466	—	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of
15	JOHN HANCOCK Government Income Fund |

principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $1,569.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Government Income Fund	16

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $42,504,176 and a long-term capital loss carryforward of $6,285,597 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
17	JOHN HANCOCK Government Income Fund |

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2024, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $4.1 million to $6.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$12,466	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$57,919
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$9,613
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Government Income Fund	18

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.60% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$249,001
Class C	2,019
Class I	4,289
Class	Expense reduction
Class R6	$36,372
Total	$291,681

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.19% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
19	JOHN HANCOCK Government Income Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,445 for the six months ended November 30, 2024. Of this amount, $1,422 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,023 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$182,799	$81,907
Class C	5,602	626
Class I	—	1,414
Class R6	—	498
Total	$188,401	$84,445
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Government Income Fund	20

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	598,193	$4,759,139	2,065,957	$16,118,640
Distributions reinvested	284,885	2,244,154	647,268	5,032,286
Repurchased	(1,888,815)	(14,888,781)	(3,805,377)	(29,600,560)
Net decrease	(1,005,737)	$(7,885,488)	(1,092,152)	$(8,449,634)
Class C shares
Sold	39,236	$313,278	36,017	$281,925
Distributions reinvested	1,760	13,847	5,176	40,178
Repurchased	(16,532)	(129,050)	(145,455)	(1,127,830)
Net increase (decrease)	24,464	$198,075	(104,262)	$(805,727)
Class I shares
Sold	26,806	$211,414	371,914	$2,920,586
Distributions reinvested	5,466	43,110	48,619	381,122
Repurchased	(75,220)	(592,548)	(6,917,091)	(55,216,958)
Net decrease	(42,948)	$(338,024)	(6,496,558)	$(51,915,250)
Class R6 shares
Sold	213,547	$1,687,648	898,215	$6,965,306
Distributions reinvested	48,837	384,958	118,410	920,855
Repurchased	(408,574)	(3,224,298)	(1,349,271)	(10,480,920)
Net decrease	(146,190)	$(1,151,692)	(332,646)	$(2,594,759)
Total net decrease	(1,170,411)	$(9,177,129)	(8,025,618)	$(63,765,370)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $5,500,000 and $10,499,993, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $362,002,370 and $365,574,311, respectively, for the six months ended November 30, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
21	JOHN HANCOCK Government Income Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,447	$440,313	$58,412,308	$(58,756,147)	$(1,954)	$(29)	$26,236	—	$94,491
| JOHN HANCOCK Government Income Fund	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK GOVERNMENT INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK GOVERNMENT INCOME FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee
25	JOHN HANCOCK GOVERNMENT INCOME FUND |

waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK GOVERNMENT INCOME FUND	26

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
27	JOHN HANCOCK GOVERNMENT INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK GOVERNMENT INCOME FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089151	56SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
High Yield Fund
Fixed income
November 30, 2024

John Hancock
High Yield Fund

2	Fund’s investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK HIGH YIELD FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.9%				$23,191,482
(Cost $22,975,322)
U.S. Government Agency 1.9%				23,191,482
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,548,067	1,527,123
30 Yr Pass Thru	5.000	08-01-53	2,480,264	2,455,854
30 Yr Pass Thru	5.500	06-01-53	1,658,023	1,672,204
30 Yr Pass Thru	5.500	06-01-53	1,728,129	1,741,236
30 Yr Pass Thru	5.500	07-01-53	1,674,263	1,686,149
30 Yr Pass Thru	6.000	07-01-53	1,549,891	1,580,464
30 Yr Pass Thru	6.000	09-01-53	1,561,008	1,594,703
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,612,519	1,552,662
30 Yr Pass Thru	4.500	10-01-52	2,677,433	2,578,883
30 Yr Pass Thru	5.500	11-01-52	1,936,850	1,942,642
30 Yr Pass Thru	5.500	04-01-53	1,592,800	1,606,921
30 Yr Pass Thru	5.500	07-01-53	1,471,448	1,478,239
30 Yr Pass Thru	5.500	11-01-53	721,051	721,135

30 Yr Pass Thru	6.000	09-01-53	1,028,621	1,053,267
Corporate bonds 85.4%				$1,059,237,108
(Cost $1,060,245,466)
Communication services 13.7%				169,717,786
Diversified telecommunication services 2.0%
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,416,750
GCI LLC (A)	4.750	10-15-28	6,820,000	6,452,114
Iliad Holding SAS (A)	7.000	04-15-32	1,360,000	1,374,668
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	2,195,120
Level 3 Financing, Inc. (A)	11.000	11-15-29	4,784,000	5,435,947
Sable International Finance, Ltd. (A)	7.125	10-15-32	2,237,000	2,241,273
Windstream Services LLC (A)	8.250	10-01-31	723,000	754,870
Entertainment 2.1%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	3,225,000	2,876,807
Cinemark USA, Inc. (A)	7.000	08-01-32	711,000	736,290
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,400,000	8,222,495
Playtika Holding Corp. (A)	4.250	03-15-29	4,678,000	4,295,008
ROBLOX Corp. (A)	3.875	05-01-30	4,887,000	4,441,778
WMG Acquisition Corp. (A)	3.000	02-15-31	3,601,000	3,182,528
WMG Acquisition Corp. (A)	3.875	07-15-30	2,900,000	2,682,622
Interactive media and services 1.3%
ANGI Group LLC (A)	3.875	08-15-28	3,596,000	3,264,876
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,436,406
Cars.com, Inc. (A)	6.375	11-01-28	2,833,000	2,822,097
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Match Group Holdings II LLC (A)	5.625	02-15-29	4,425,000	$4,382,740
ZipRecruiter, Inc. (A)	5.000	01-15-30	4,420,000	4,066,608
Media 7.7%
Altice Financing SA (A)	5.750	08-15-29	3,005,000	2,276,371
Altice Financing SA (A)	9.625	07-15-27	2,346,000	2,210,910
Altice France Holding SA (A)	10.500	05-15-27	2,890,000	827,497
Altice France SA (A)	5.500	10-15-29	3,113,000	2,393,719
Altice France SA (A)	8.125	02-01-27	3,163,000	2,658,097
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	6,030,734
CCO Holdings LLC (A)	5.125	05-01-27	4,780,000	4,715,437
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,748,899
CCO Holdings LLC (A)	6.375	09-01-29	4,330,000	4,350,835
CCO Holdings LLC (A)	7.375	03-01-31	6,567,000	6,814,976
CSC Holdings LLC (A)	6.500	02-01-29	3,580,000	3,069,936
CSC Holdings LLC (A)	11.750	01-31-29	2,185,000	2,167,225
DISH Network Corp. (A)	11.750	11-15-27	4,880,000	5,184,610
iHeartCommunications, Inc.	8.375	05-01-27	6,479,000	3,774,018
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	6,093,000	5,544,904
News Corp. (A)	5.125	02-15-32	6,171,000	5,974,386
Paramount Global	2.900	01-15-27	5,198,000	4,981,432
Sabre GLBL, Inc. (A)	8.625	06-01-27	3,093,000	3,057,020
Sabre GLBL, Inc. (A)	10.750	11-15-29	1,397,250	1,409,128
Sirius XM Radio, Inc. (A)	4.000	07-15-28	3,460,000	3,248,689
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,834,200
Stagwell Global LLC (A)	5.625	08-15-29	4,480,000	4,319,364
Townsquare Media, Inc. (A)	6.875	02-01-26	5,626,000	5,619,076
Virgin Media Finance PLC (A)	5.000	07-15-30	3,375,000	2,878,589
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	4,950,000	4,698,716
Wireless telecommunication services 0.6%
SoftBank Group Corp.	5.125	09-19-27	7,750,000	7,648,021
Consumer discretionary 14.6%				180,981,635
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	3,014,000	3,088,138
The Goodyear Tire & Rubber Company	5.000	07-15-29	1,633,000	1,528,673
The Goodyear Tire & Rubber Company	9.500	05-31-25	1,250,000	1,259,329
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,188,000	3,111,178
ZF North America Capital, Inc. (A)	6.875	04-14-28	5,159,000	5,182,571
ZF North America Capital, Inc. (A)	7.125	04-14-30	1,000,000	993,304
Automobiles 0.3%
Ford Motor Credit Company LLC	4.000	11-13-30	1,095,000	1,002,758
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,431,266
3	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 1.5%
Liberty Interactive LLC	8.250	02-01-30	7,110,000	$3,568,870
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,380,000	3,251,564
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	420,420
Nordstrom, Inc.	4.250	08-01-31	3,600,000	3,168,581
QVC, Inc. (A)	6.875	04-15-29	3,031,000	2,570,910
Rakuten Group, Inc. (A)	11.250	02-15-27	3,331,000	3,631,579
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,103,000	2,176,607
Diversified consumer services 0.4%
Sotheby’s (A)	7.375	10-15-27	4,159,000	4,112,595
Hotels, restaurants and leisure 8.1%
Affinity Interactive (A)	6.875	12-15-27	4,553,000	3,637,216
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,722,000	3,845,444
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,926,000	9,205,176
Carnival Corp. (A)	6.000	05-01-29	3,807,000	3,820,316
Carnival Corp. (A)	7.000	08-15-29	1,102,000	1,152,016
Carnival Corp. (A)	7.625	03-01-26	2,520,000	2,536,356
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,290,395
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,925,000	4,212,794
CEC Entertainment LLC (A)	6.750	05-01-26	4,280,000	4,266,720
Choice Hotels International, Inc.	5.850	08-01-34	5,547,000	5,666,099
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29	2,253,000	2,305,131
Full House Resorts, Inc. (A)	8.250	02-15-28	3,542,000	3,530,300
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	3,340,000	3,379,916
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	3,349,000	3,021,704
International Game Technology PLC (A)	6.250	01-15-27	8,320,000	8,403,814
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,250,000	2,200,985
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	4,058,000	3,813,376
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,700,000	4,475,396
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	3,640,000	3,617,318
NCL Corp., Ltd. (A)	5.875	03-15-26	3,360,000	3,359,812
New Red Finance, Inc. (A)	3.875	01-15-28	4,600,000	4,377,741
Resorts World Las Vegas LLC (A)	8.450	07-27-30	2,000,000	2,090,296
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31	1,644,000	1,646,869
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	2,760,000	2,794,688
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	733,000	748,867
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,845,000	4,642,605
Yum! Brands, Inc.	5.375	04-01-32	3,775,000	3,702,316
Household durables 1.0%
KB Home	4.000	06-15-31	3,426,000	3,108,097
KB Home	7.250	07-15-30	2,601,000	2,695,903
Newell Brands, Inc.	6.375	09-15-27	6,579,000	6,670,982
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 2.1%
Amer Sports Company (A)	6.750	02-16-31	3,721,000	$3,802,237
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,260,000	3,963,196
Champions Financing, Inc. (A)	8.750	02-15-29	1,946,000	1,957,160
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,225,000	3,991,268
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,008,000	2,030,658
Lithia Motors, Inc. (A)	3.875	06-01-29	5,730,000	5,311,051
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	2,136,422
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,900,000	2,087,634
Wayfair LLC (A)	7.250	10-31-29	972,000	985,018
Consumer staples 3.5%				43,407,612
Consumer staples distribution and retail 1.5%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,503,000	3,563,553
Performance Food Group, Inc. (A)	4.250	08-01-29	3,740,000	3,516,532
Performance Food Group, Inc. (A)	6.125	09-15-32	1,688,000	1,702,969
U.S. Foods, Inc. (A)	4.750	02-15-29	2,930,000	2,827,027
US Foods, Inc. (A)	5.750	04-15-33	2,080,000	2,053,746
Walgreens Boots Alliance, Inc.	8.125	08-15-29	4,981,000	5,015,501
Food products 1.5%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,350,355
JBS USA LUX SA	5.750	04-01-33	4,027,000	4,105,281
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,026,000	3,749,325
Post Holdings, Inc. (A)	5.500	12-15-29	2,169,000	2,115,091
Post Holdings, Inc. (A)	5.625	01-15-28	1,277,000	1,288,978
Post Holdings, Inc. (A)	6.375	03-01-33	2,928,000	2,916,584
Personal care products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,870,000	2,680,518
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,522,152
Energy 11.0%				135,955,134
Energy equipment and services 0.6%
Archrock Partners LP (A)	6.625	09-01-32	3,777,000	3,828,633
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,922,401
Oil, gas and consumable fuels 10.4%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,050,000	3,964,011
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,827,711
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,550,000	4,469,431
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,856,000	1,910,301
Buckeye Partners LP (A)	6.875	07-01-29	2,859,000	2,916,392
Cheniere Energy Partners LP	3.250	01-31-32	5,434,000	4,783,662
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,801,154
Continental Resources, Inc. (A)	5.750	01-15-31	7,800,000	7,857,370
Delek Logistics Partners LP (A)	7.125	06-01-28	2,251,000	2,262,879
5	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	$4,616,876
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	7,478,000	8,327,792
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	4,511,000	4,604,260
EQM Midstream Partners LP (A)	7.500	06-01-30	5,137,000	5,558,383
Expand Energy Corp.	4.750	02-01-32	1,585,000	1,508,355
Expand Energy Corp.	8.375	09-15-28	4,100,000	4,214,124
Genesis Energy LP	8.250	01-15-29	4,210,000	4,303,323
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	928,213
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,572,773
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	982,803
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	579,000	596,743
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,036,000	3,223,341
Kinetik Holdings LP (A)	6.625	12-15-28	1,075,000	1,100,690
MEG Energy Corp. (A)	5.875	02-01-29	4,448,000	4,403,797
NuStar Logistics LP	6.000	06-01-26	3,385,000	3,404,525
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,269,005
Occidental Petroleum Corp.	6.625	09-01-30	4,430,000	4,693,478
Parkland Corp. (A)	5.875	07-15-27	4,990,000	4,981,634
Range Resources Corp.	8.250	01-15-29	3,300,000	3,401,608
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,095,000	2,187,295
Sunoco LP	4.500	04-30-30	2,675,000	2,529,628
Sunoco LP	6.000	04-15-27	3,048,000	3,052,023
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,695,000	2,759,014
Venture Global LNG, Inc. (A)	7.000	01-15-30	3,465,000	3,542,793
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	5,419,000	5,615,731
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,407,000	7,157,214
Viper Energy, Inc. (A)	7.375	11-01-31	3,720,000	3,875,768
Financials 12.7%				158,214,705
Banks 4.2%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,189,599
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	798,000	830,404
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	4,400,000	4,565,696
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	4,576,000	4,706,906
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	2,580,000	$2,773,170
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	5,400,000	5,366,005
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,122,000	4,205,807
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	3,697,000	3,773,665
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	2,402,000	2,453,043
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	3,100,000	3,102,598
Popular, Inc.	7.250	03-13-28	4,115,000	4,261,498
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	4,282,000	4,386,651
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	2,338,000	2,412,069
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	3,600,000	3,591,672
Capital markets 0.9%
Boost Newco Borrower LLC (A)	7.500	01-15-31	2,692,000	2,843,121
Focus Financial Partners LLC (A)	6.750	09-15-31	2,086,000	2,105,505
MSCI, Inc. (A)	3.625	11-01-31	6,811,000	6,205,914
Consumer finance 0.9%
OneMain Finance Corp.	7.875	03-15-30	4,000,000	4,224,768
OneMain Finance Corp.	9.000	01-15-29	2,993,000	3,185,454
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,371,000	1,327,005
World Acceptance Corp. (A)	7.000	11-01-26	3,160,000	3,149,324
Financial services 2.4%
Block, Inc.	3.500	06-01-31	6,355,000	5,709,224
Enact Holdings, Inc.	6.250	05-28-29	6,051,000	6,205,194
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	1,559,000	1,536,406
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29	516,000	533,583
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31	556,000	577,231
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29	1,838,000	1,939,221
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,360,000	2,480,096
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,825,000	3,824,962
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	2,862,000	2,890,710
NMI Holdings, Inc.	6.000	08-15-29	3,677,000	3,728,428
Insurance 4.3%
Acrisure LLC (A)	7.500	11-06-30	4,290,000	4,371,098
Acrisure LLC (A)	8.500	06-15-29	2,002,000	2,083,561
7	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,103,000	$4,142,855
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,222,000	3,271,882
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	2,781,000	2,797,758
American National Group, Inc.	5.750	10-01-29	3,055,000	3,097,987
AmWINS Group, Inc. (A)	6.375	02-15-29	3,309,000	3,340,859
Athene Holding, Ltd.	6.650	02-01-33	4,700,000	5,108,851
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	1,757,000	1,808,126
F&G Annuities & Life, Inc.	6.250	10-04-34	5,312,000	5,286,793
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	1,301,000	1,363,879
Howden UK Refinance PLC (A)	7.250	02-15-31	3,676,000	3,717,737
HUB International, Ltd. (A)	7.250	06-15-30	5,124,000	5,315,203
HUB International, Ltd. (A)	7.375	01-31-32	2,477,000	2,534,106
Panther Escrow Issuer LLC (A)	7.125	06-01-31	4,402,000	4,509,113
Ryan Specialty LLC (A)	5.875	08-01-32	1,034,000	1,033,391
Mortgage real estate investment trusts 0.0%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	341,000	346,577
Health care 4.4%				54,531,558
Health care equipment and supplies 0.6%
Medline Borrower LP (A)	6.250	04-01-29	3,095,000	3,152,466
Varex Imaging Corp. (A)	7.875	10-15-27	3,815,000	3,907,808
Health care providers and services 3.0%
AdaptHealth LLC (A)	4.625	08-01-29	4,630,000	4,223,634
AMN Healthcare, Inc. (A)	4.000	04-15-29	2,982,000	2,703,109
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	937,000	965,356
DaVita, Inc. (A)	3.750	02-15-31	3,745,000	3,312,279
DaVita, Inc. (A)	4.625	06-01-30	5,390,000	5,048,712
Encompass Health Corp.	4.750	02-01-30	2,995,000	2,899,036
HealthEquity, Inc. (A)	4.500	10-01-29	5,065,000	4,798,971
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,053,000	2,053,366
Select Medical Corp. (A)	6.250	08-15-26	4,890,000	4,943,462
Tenet Healthcare Corp.	5.125	11-01-27	3,426,000	3,394,494
Tenet Healthcare Corp.	6.125	10-01-28	2,770,000	2,776,555
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	502,723
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	4,668,000	4,968,741
Organon & Company (A)	4.125	04-30-28	5,150,000	4,880,846
Industrials 10.3%				128,266,193
Aerospace and defense 1.1%
Bombardier, Inc. (A)	7.875	04-15-27	3,099,000	3,107,265
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc. (A)	6.375	03-01-29	3,872,000	$3,935,100
TransDigm, Inc. (A)	6.750	08-15-28	4,113,000	4,195,092
TransDigm, Inc. (A)	7.125	12-01-31	2,785,000	2,894,832
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,019,000	928,242
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,280,000	3,352,859
JELD-WEN, Inc. (A)	7.000	09-01-32	4,245,000	4,140,149
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,505,000	1,532,052
Commercial services and supplies 1.4%
Belron UK Finance PLC (A)	5.750	10-15-29	959,000	960,199
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,648,615
Garda World Security Corp. (A)	8.250	08-01-32	1,913,000	1,949,106
Garda World Security Corp. (A)	8.375	11-15-32	1,382,000	1,417,882
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,235,565
GFL Environmental, Inc. (A)	6.750	01-15-31	2,380,000	2,468,165
The Brink’s Company (A)	6.500	06-15-29	867,000	884,012
VT Topco, Inc. (A)	8.500	08-15-30	3,802,000	4,026,417
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,789,333
Construction and engineering 1.4%
AECOM	5.125	03-15-27	2,500,000	2,481,939
Arcosa, Inc. (A)	4.375	04-15-29	2,725,000	2,582,814
Dycom Industries, Inc. (A)	4.500	04-15-29	4,040,000	3,812,774
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,060,000	2,973,452
MasTec, Inc.	5.900	06-15-29	1,646,000	1,689,248
Williams Scotsman, Inc. (A)	4.625	08-15-28	1,995,000	1,919,899
Williams Scotsman, Inc. (A)	6.625	06-15-29	1,710,000	1,739,352
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	3,021,000	3,054,385
EMRLD Borrower LP (A)	6.750	07-15-31	3,602,000	3,694,198
Vertiv Group Corp. (A)	4.125	11-15-28	3,522,000	3,354,153
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,337,000	1,389,863
Machinery 0.6%
Esab Corp. (A)	6.250	04-15-29	1,119,000	1,138,384
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60	2,571,000	2,532,495
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,210,696
Passenger airlines 1.1%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,584,500
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	02-15-27	870,838	879,536
9	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27	2,184,175	$2,146,936
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26	1,028,253	1,026,099
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	1,955,518	2,028,092
JetBlue Airways Corp. (A)	9.875	09-20-31	858,000	902,640
U.S. Airways Group, Inc. (C)(D)	0.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	3,856,000	3,705,864
Professional services 0.9%
Amentum Holdings, Inc. (A)	7.250	08-01-32	860,000	883,442
Concentrix Corp.	6.850	08-02-33	2,415,000	2,478,925
SS&C Technologies, Inc. (A)	6.500	06-01-32	4,089,000	4,183,823
TriNet Group, Inc. (A)	7.125	08-15-31	3,744,000	3,849,821
Trading companies and distributors 2.1%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,414,000	3,280,926
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,997,000	3,071,254
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,985,480
Herc Holdings, Inc. (A)	6.625	06-15-29	2,172,000	2,224,675
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,436,174
United Rentals North America, Inc.	4.000	07-15-30	3,689,000	3,420,676
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,252,000	4,352,978
WESCO Distribution, Inc. (A)	7.250	06-15-28	3,700,000	3,785,815
Information technology 3.9%				48,096,443
Communications equipment 0.3%
CommScope LLC (A)	6.000	03-01-26	1,245,000	1,222,672
EchoStar Corp.	10.750	11-30-29	2,495,000	2,699,031
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,236,000	1,264,355
Zebra Technologies Corp. (A)	6.500	06-01-32	759,000	778,704
IT services 0.4%
Virtusa Corp. (A)	7.125	12-15-28	4,457,000	4,305,651
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	4,375,000	4,143,640
Qorvo, Inc. (A)	3.375	04-01-31	4,200,000	3,630,024
Software 1.7%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,945,000	2,909,021
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	3,482,000	3,447,735
NCR Voyix Corp. (A)	5.125	04-15-29	304,000	291,955
NCR Voyix Corp. (A)	5.250	10-01-30	3,745,000	3,635,458
Open Text Corp. (A)	6.900	12-01-27	3,409,000	3,542,882
UKG, Inc. (A)	6.875	02-01-31	1,856,000	1,907,423
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	10

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Ziff Davis, Inc. (A)	4.625	10-15-30	6,327,000	$5,917,139
Technology hardware, storage and peripherals 0.7%
Seagate HDD Cayman	5.750	12-01-34	4,007,000	3,980,962
Seagate HDD Cayman	8.250	12-15-29	1,431,000	1,535,250
Xerox Holdings Corp. (A)	5.500	08-15-28	3,487,000	2,884,541
Materials 4.9%				60,961,792
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,883,683
The Scotts Miracle-Gro Company	4.000	04-01-31	2,635,000	2,352,532
Containers and packaging 3.3%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,049,000	4,033,147
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	3,120,000	2,658,881
Ball Corp.	6.000	06-15-29	1,272,000	1,293,942
Ball Corp.	6.875	03-15-28	2,890,000	2,988,561
Berry Global, Inc. (A)	5.625	07-15-27	4,178,000	4,172,521
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,413,000	4,457,976
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,430,000	1,435,098
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	6,491,000	6,466,642
Sealed Air Corp. (A)	4.000	12-01-27	4,150,000	3,979,767
Sealed Air Corp. (A)	6.125	02-01-28	1,627,000	1,642,944
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,901,148
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,105,000	3,098,702
Trivium Packaging Finance BV (A)	8.500	08-15-27	2,019,000	2,022,607
Metals and mining 0.8%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	2,759,000	2,611,004
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,336,000	2,501,769
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,946,856
Novelis Corp. (A)	4.750	01-30-30	3,255,000	3,063,170
Paper and forest products 0.4%
Magnera Corp. (A)	7.250	11-15-31	4,515,000	4,450,842
Real estate 3.3%				40,508,095
Health care REITs 0.5%
Diversified Healthcare Trust (A)(E)	5.603	01-15-26	4,390,000	4,125,085
Diversified Healthcare Trust	9.750	06-15-25	2,220,000	2,219,262
Hotel and resort REITs 0.1%
XHR LP (A)	6.625	05-15-30	857,000	869,868
Real estate management and development 0.6%
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	3,465,000	3,228,785
11	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)	13.000	09-12-31	636,000	$663,030
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,328,000	3,522,526
Specialized REITs 2.1%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,338,000	3,141,831
Iron Mountain, Inc. (A)	4.875	09-15-29	7,415,000	7,141,856
Outfront Media Capital LLC (A)	7.375	02-15-31	2,220,000	2,348,170
Uniti Group LP (A)	10.500	02-15-28	3,492,000	3,709,879
VICI Properties LP (A)	4.625	12-01-29	6,910,000	6,677,204
VICI Properties LP (A)	5.750	02-01-27	2,840,000	2,860,599
Utilities 3.1%				38,596,155
Electric utilities 1.2%
Alexander Funding Trust II (A)	7.467	07-31-28	4,626,000	4,929,028
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	4,509,054
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	2,523,000	2,798,577
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,419,000	2,499,920
Independent power and renewable electricity producers 1.9%
Alpha Generation LLC (A)	6.750	10-15-32	1,730,000	1,752,739
Calpine Corp. (A)	4.500	02-15-28	6,280,000	6,074,551
Lightning Power LLC (A)	7.250	08-15-32	2,967,000	3,092,882
Talen Energy Supply LLC (A)	8.625	06-01-30	3,970,000	4,272,781
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	2,347,000	2,516,536

Vistra Operations Company LLC (A)	5.625	02-15-27	6,150,000	6,150,087
Term loans (F) 6.8%				$84,118,205
(Cost $84,935,319)
Communication services 1.1%				13,713,761
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.923	12-06-27	3,337,310	3,272,132
Media 0.8%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.147	08-15-28	3,084,343	2,520,340
Cable One, Inc., 2021 Term Loan B4 (G)	TBD	05-03-28	3,760,000	3,654,269
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	4,332,000	4,267,020
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.7%				$8,697,407
Hotels, restaurants and leisure 0.3%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.423	12-15-27	3,587,970	3,602,717
Leisure products 0.4%
J&J Ventures Gaming LLC, Term Loan (1 month CME Term SOFR + 4.000%)	8.714	04-26-28	4,438,001	4,462,987
Textiles, apparel and luxury goods 0.0%
Champ Acquisition Corp., 2024 Term Loan B (G)	TBD	11-07-31	627,000	631,703
Financials 1.3%				16,602,418
Capital markets 0.1%
Mariner Wealth Advisors LLC, Term Loan B (G)	TBD	08-18-28	1,570,000	1,575,888
Financial services 0.8%
CPI Holdco B LLC, 2024 Incremental Term Loan B (G)	TBD	05-17-31	2,515,000	2,521,916
Guggenheim Partners Investment Management Holdings LLC, 2024 Term Loan B (G)	TBD	11-21-31	1,244,000	1,248,665
Osaic Holdings, Inc., 2024 Term Loan B (G)	TBD	08-17-28	3,890,000	3,901,553
PEX Holdings LLC, 2024 Term Loan B (G)	TBD	11-19-31	622,000	624,333
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.397	10-16-31	1,581,000	1,584,953
Insurance 0.4%
Acrisure LLC, 2024 Term Loan B1 (1 month CME Term SOFR + 3.000%)	7.610	02-16-27	3,204,143	3,209,494
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	6.937	02-19-28	319,342	320,540
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.354	05-06-32	1,582,632	1,615,076
Health care 1.6%				19,964,392
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.735	11-15-27	4,251,099	4,158,468
Health care equipment and supplies 0.6%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	7.938	05-10-27	5,030,188	5,044,977
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	10-23-28	2,499,000	2,513,369
13	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.3%
Mamba Purchaser, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	7.860	10-16-28	4,008,564	$4,023,596
Pharmaceuticals 0.4%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	9.923	02-01-27	4,298,605	4,223,982
Industrials 1.3%				15,455,495
Commercial services and supplies 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.423	05-12-28	6,403,310	6,443,331
Garda World Security Corp., 2024 Term Loan B (G)	TBD	02-01-29	4,389,998	4,437,190
Holding Socotec SAS, 2024 USD Term Loan (G)	TBD	06-30-28	1,556,000	1,559,236
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.629	04-20-28	2,923,529	3,015,738
Information technology 0.4%				4,439,877
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.897	07-16-32	1,290,000	1,312,575
Technology hardware, storage and peripherals 0.3%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	8.590	11-17-29	3,132,000	3,127,302
Materials 0.4%				5,244,855
Chemicals 0.4%
A-AP Buyer, Inc., Term Loan B (3 month CME Term SOFR + 3.250%)	7.854	09-09-31	1,578,000	1,589,835
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.275	05-03-28	4,846,725	2,941,962
Containers and packaging 0.0%

Graham Packaging Company, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.500%)	7.073	08-04-27	710,331	713,058
Collateralized mortgage obligations 0.1%				$1,547,802
(Cost $0)
Commercial and residential 0.1%				1,547,802
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	31,650,798	524,251
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	14

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-4, Class ES IO	0.350	07-19-47	32,306,479	$424,905

Series 2007-6, Class ES IO (A)	0.343	08-19-37	34,226,557	598,646
Asset-backed securities 2.5%				$30,869,727
(Cost $29,911,697)
Asset-backed securities 2.5%				30,869,727
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class A1RR (3 month CME Term SOFR + 1.080%) (A)(H)	5.736	10-15-30	2,052,209	2,053,865
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,839,221
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,342,737	4,258,594
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (A)(H)	5.756	04-15-29	2,091,075	2,092,428
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	2,694,801	2,723,673
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,040,595	7,188,930
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,545,374	2,582,723
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,235,000	4,302,384
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,800,000	1,827,909

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(I)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(I)	2,560	0
Preferred securities 0.4%		$5,544,518
(Cost $6,777,515)
Communication services 0.3%		4,140,667
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	176,725	4,140,667
Industrials 0.1%		1,403,851
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(I)(J)	143	128,700
Glasstech, Inc., Series B (D)(I)(J)	4,475	1,275,151

15	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (D)(I)	250,000	0
Green Field Energy Services, Inc. (D)(I)	6,000	0

	Yield (%)	Shares	Value
Short-term investments 3.2%			$39,203,431
(Cost $39,203,582)
Short-term funds 3.2%			39,203,431
John Hancock Collateral Trust (K)	4.4849(L)	3,919,285	39,203,431

Total investments (Cost $1,244,089,861) 100.3%	$1,243,712,273
Other assets and liabilities, net (0.3%)	(3,879,280)
Total net assets 100.0%	$1,239,832,993

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $841,886,712 or 67.9% of the fund’s net assets as of 11-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $1,247,700,485. Net unrealized depreciation aggregated to $3,988,212, of which $25,212,756 related to gross unrealized appreciation and $29,200,968 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	16

The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	84.6%
Canada	5.0%
United Kingdom	2.7%
France	1.7%
Cayman Islands	1.2%
Luxembourg	1.0%
Other countries	3.8%
TOTAL	100.0%
17	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,204,886,279)	$1,204,508,842
Affiliated investments, at value (Cost $39,203,582)	39,203,431
Total investments, at value (Cost $1,244,089,861)	1,243,712,273
Cash	366,495
Foreign currency, at value (Cost $12,294)	12,266
Dividends and interest receivable	19,137,467
Receivable for fund shares sold	1,787,392
Other assets	127,698
Total assets	1,265,143,591
Liabilities
Distributions payable	171,189
Payable for investments purchased	24,319,020
Payable for fund shares repurchased	619,105
Payable to affiliates
Accounting and legal services fees	39,401
Transfer agent fees	32,725
Trustees’ fees	1,470
Other liabilities and accrued expenses	127,688
Total liabilities	25,310,598
Net assets	$1,239,832,993
Net assets consist of
Paid-in capital	$1,851,568,577
Total distributable earnings (loss)	(611,735,584)
Net assets	$1,239,832,993

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($241,417,704 ÷ 78,541,044 shares)[1]	$3.07
Class C ($4,498,159 ÷ 1,463,646 shares)[1]	$3.07
Class I ($104,782,354 ÷ 34,082,307 shares)	$3.07
Class R6 ($46,557,135 ÷ 15,177,632 shares)	$3.07
Class NAV ($842,577,641 ÷ 274,442,263 shares)	$3.07
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	18

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$40,588,225
Dividends from affiliated investments	622,236
Dividends	138,066
Total investment income	41,348,527
Expenses
Investment management fees	3,051,116
Distribution and service fees	324,051
Accounting and legal services fees	116,307
Transfer agent fees	198,047
Trustees’ fees	12,209
Custodian fees	72,964
State registration fees	54,440
Printing and postage	23,988
Professional fees	77,533
Other	23,331
Total expenses	3,953,986
Less expense reductions	(56,963)
Net expenses	3,897,023
Net investment income	37,451,504
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(395,151)
Affiliated investments	20,953
(374,198)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,559,342
Affiliated investments	(6,166)
31,553,176
Net realized and unrealized gain	31,178,978
Increase in net assets from operations	$68,630,482
19	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$37,451,504	$69,419,756
Net realized loss	(374,198)	(26,515,384)
Change in net unrealized appreciation (depreciation)	31,553,176	55,214,696
Increase in net assets resulting from operations	68,630,482	98,119,068
Distributions to shareholders
From earnings
Class A	(7,149,308)	(14,276,247)
Class C	(118,633)	(306,906)
Class I	(3,284,176)	(6,864,888)
Class R6	(1,398,349)	(2,364,647)
Class NAV	(26,227,503)	(48,272,919)
Total distributions	(38,177,969)	(72,085,607)
From fund share transactions	6,349,339	19,187,608
Total increase	36,801,852	45,221,069
Net assets
Beginning of period	1,203,031,141	1,157,810,072
End of period	$1,239,832,993	$1,203,031,141
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	20

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16	$3.37
Net investment income[2]	0.09	0.17	0.16	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.07	0.09	(0.18)	(0.33)	0.29	(0.20)
Total from investment operations	0.16	0.26	(0.02)	(0.18)	0.45	(0.03)
Less distributions
From net investment income	(0.09)	(0.18)	(0.17)	(0.16)	(0.16)	(0.18)
Net asset value, end of period	$3.07	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[3,4]	5.41[5]	9.12	(0.36)	(5.39)	14.51	(1.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$241	$237	$235	$260	$288	$262
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.93	0.93	0.91	0.92	0.94
Expenses including reductions	0.91[6]	0.92	0.92	0.90	0.91	0.93
Net investment income	5.82[6]	5.81	5.59	4.60	4.71	5.23
Portfolio turnover (%)	18	47	39	43	74	59

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
21	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16	$3.37
Net investment income[2]	0.08	0.15	0.14	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.07	0.09	(0.18)	(0.33)	0.30	(0.21)
Total from investment operations	0.15	0.24	(0.04)	(0.20)	0.43	(0.06)
Less distributions
From net investment income	(0.08)	(0.16)	(0.15)	(0.14)	(0.14)	(0.15)
Net asset value, end of period	$3.07	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[3,4]	5.02[5]	8.31	(1.11)	(6.09)	13.66	(1.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$7	$14	$25	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67[6]	1.68	1.68	1.66	1.67	1.69
Expenses including reductions	1.66[6]	1.67	1.67	1.65	1.66	1.68
Net investment income	5.07[6]	5.06	4.79	3.83	3.95	4.48
Portfolio turnover (%)	18	47	39	43	74	59

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	22

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[2]	0.09	0.18	0.17	0.16	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.07	0.09	(0.18)	(0.33)	0.29	(0.20)
Total from investment operations	0.16	0.27	(0.01)	(0.17)	0.46	(0.02)
Less distributions
From net investment income	(0.09)	(0.19)	(0.18)	(0.17)	(0.17)	(0.18)
Net asset value, end of period	$3.07	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[3]	5.55[4]	9.39	(0.11)	(5.15)	14.79	(0.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$105	$106	$101	$97	$98	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.68	0.68	0.66	0.67	0.69
Expenses including reductions	0.66[5]	0.67	0.67	0.65	0.66	0.68
Net investment income	6.06[5]	6.04	5.80	4.83	4.94	5.48
Portfolio turnover (%)	18	47	39	43	74	59

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
23	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.99	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[2]	0.09	0.18	0.17	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.09	0.08	(0.18)	(0.34)	0.29	(0.20)
Total from investment operations	0.18	0.26	(0.01)	(0.17)	0.46	(0.01)
Less distributions
From net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Net asset value, end of period	$3.07	$2.99	$2.92	$3.11	$3.45	$3.16
Total return (%)[3]	5.95[4]	9.16	0.00[5]	(5.05)	14.91	(0.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$41	$33	$34	$31	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[6]	0.57	0.57	0.55	0.56	0.58
Expenses including reductions	0.55[6]	0.56	0.56	0.54	0.55	0.57
Net investment income	6.18[6]	6.17	5.95	4.95	5.06	5.60
Portfolio turnover (%)	18	47	39	43	74	59

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	24

CLASS NAV SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.99	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[2]	0.09	0.18	0.17	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.09	0.08	(0.18)	(0.34)	0.29	(0.20)
Total from investment operations	0.18	0.26	(0.01)	(0.17)	0.46	(0.01)
Less distributions
From net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Net asset value, end of period	$3.07	$2.99	$2.92	$3.11	$3.45	$3.16
Total return (%)[3]	5.96[4]	9.16	0.00[5]	(5.05)	14.93	(0.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$843	$814	$782	$884	$1,051	$676
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[6]	0.56	0.56	0.54	0.55	0.57
Expenses including reductions	0.55[6]	0.55	0.55	0.53	0.54	0.56
Net investment income	6.18[6]	6.19	5.96	4.96	5.08	5.62
Portfolio turnover (%)	18	47	39	43	74	59

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
25	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK High Yield Fund	26

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$23,191,482	—	$23,191,482	—
Corporate bonds	1,059,237,108	—	1,059,237,108	—
Term loans	84,118,205	—	84,118,205	—
Collateralized mortgage obligations	1,547,802	—	1,547,802	—
Asset-backed securities	30,869,727	—	30,869,727	—
Common stocks	—	—	—	—
Preferred securities	5,544,518	$4,140,667	—	$1,403,851
Escrow certificates	—	—	—	—
Short-term investments	39,203,431	39,203,431	—	—
Total investments in securities	$1,243,712,273	$43,344,098	$1,198,964,324	$1,403,851
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will
27	JOHN HANCOCK High Yield Fund |

depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an
| JOHN HANCOCK High Yield Fund	28

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $5,082.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $14,868,238 and a long-term capital loss carryforward of $604,025,213 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
29	JOHN HANCOCK High Yield Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,166
Class C	213
Class I	4,921
Class	Expense reduction
Class R6	$2,060
Class NAV	38,603
Total	$56,963

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK High Yield Fund	30

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $51,651 for the six months ended November 30, 2024. Of this amount, $7,275 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $44,376 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $362 and $4 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$301,169	$134,926
Class C	22,882	2,563
Class I	—	59,529
Class R6	—	1,029
Total	$324,051	$198,047
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
31	JOHN HANCOCK High Yield Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,976,152	$24,328,895	26,158,790	$77,589,369
Distributions reinvested	2,206,381	6,747,278	4,513,929	13,416,783
Repurchased	(10,715,032)	(32,697,511)	(31,860,309)	(94,564,909)
Net decrease	(532,499)	$(1,621,338)	(1,187,590)	$(3,558,757)
Class C shares
Sold	91,218	$275,745	315,642	$948,375
Distributions reinvested	38,730	118,434	102,808	305,115
Repurchased	(176,856)	(538,730)	(1,352,434)	(4,023,224)
Net decrease	(46,908)	$(144,551)	(933,984)	$(2,769,734)
Class I shares
Sold	7,842,764	$24,037,294	27,089,710	$80,688,558
Distributions reinvested	875,362	2,676,833	1,925,367	5,718,318
Repurchased	(9,917,429)	(30,365,710)	(28,452,611)	(84,346,312)
Net increase (decrease)	(1,199,303)	$(3,651,583)	562,466	$2,060,564
Class R6 shares
Sold	2,309,897	$7,042,056	5,437,245	$16,150,354
Distributions reinvested	457,886	1,397,499	795,452	2,359,727
Repurchased	(1,443,042)	(4,401,693)	(3,714,748)	(11,013,048)
Net increase	1,324,741	$4,037,862	2,517,949	$7,497,033
Class NAV shares
Sold	13,000,599	$39,629,635	73,399,149	$221,062,447
Distributions reinvested	8,585,650	26,227,503	16,265,791	48,272,919
Repurchased	(19,082,127)	(58,128,189)	(85,543,851)	(253,376,864)
Net increase	2,504,122	$7,728,949	4,121,089	$15,958,502
Total net increase	2,050,153	$6,349,339	5,079,930	$19,187,608
Affiliates of the fund owned 4% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $228,821,937 and $219,793,857, respectively, for the six months ended November 30, 2024.
| JOHN HANCOCK High Yield Fund	32

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2024, funds within the John Hancock group of funds complex held 66.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	6.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.9%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,919,285	$24,548,396	$159,248,621	$(144,608,373)	$20,953	$(6,166)	$622,236	—	$39,203,431
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,275,151
								$1,403,851

[1]	Less than 0.05%.
Note 10—Subsequent event
At its meeting held on September 26, 2024, the Board of Trustees of John Hancock Funds II, of which John Hancock High Yield Fund (JHF II High Yield) is a series, voted to recommend that the shareholders of JHF II High Yield approve a reorganization, which is expected to be tax-free, of JHF II High Yield into the fund (the Reorganization). Shareholders of JHF II High Yield voted to approve the Reorganization on January 15, 2025.
33	JOHN HANCOCK High Yield Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK HIGH YIELD FUND	34

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
35	JOHN HANCOCK HIGH YIELD FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and its peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an
| JOHN HANCOCK HIGH YIELD FUND	36

affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
37	JOHN HANCOCK HIGH YIELD FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK HIGH YIELD FUND	38

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
39	JOHN HANCOCK HIGH YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089157	57SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Investment Grade Bond Fund
Fixed income
November 30, 2024

John Hancock
Investment Grade Bond Fund

2	Fund’s investments
30	Financial statements
34	Financial highlights
40	Notes to financial statements
50	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.2%				$1,968,490,269
(Cost $2,003,354,174)
U.S. Government 18.3%				640,680,376
U.S. Treasury
Bond	3.375	08-15-42	31,708,000	27,519,076
Bond	4.000	11-15-42	56,420,000	53,352,163
Bond	4.125	08-15-44	44,283,000	42,151,881
Bond	4.250	08-15-54	94,366,000	92,286,999
Bond	4.750	11-15-43	129,411,000	134,238,637
Note	4.125	10-31-29	26,484,000	26,523,312
Note	4.125	03-31-31	7,075,000	7,072,236
Note	4.125	10-31-31	95,821,000	95,776,084
Note	4.250	06-30-31	93,367,000	93,994,310
Note	4.250	11-15-34	67,460,000	67,765,678
U.S. Government Agency 37.9%				1,327,809,893
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	7,291,983	6,592,366
15 Yr Pass Thru	4.000	08-01-37	2,904,168	2,834,576
15 Yr Pass Thru	4.000	08-01-37	1,703,932	1,659,906
15 Yr Pass Thru	4.000	08-01-37	2,542,189	2,475,710
15 Yr Pass Thru	4.000	11-01-37	5,229,964	5,089,930
15 Yr Pass Thru	4.500	12-01-37	1,085,902	1,074,518
15 Yr Pass Thru	4.500	02-01-38	6,911,525	6,839,065
30 Yr Pass Thru	2.500	08-01-51	6,000,222	5,101,112
30 Yr Pass Thru	2.500	11-01-51	4,655,597	3,953,609
30 Yr Pass Thru	2.500	12-01-51	1,519,839	1,283,073
30 Yr Pass Thru	3.000	03-01-43	225,882	205,076
30 Yr Pass Thru	3.000	03-01-43	1,818,081	1,649,484
30 Yr Pass Thru	3.000	04-01-43	309,569	280,735
30 Yr Pass Thru	3.000	12-01-45	651,645	584,665
30 Yr Pass Thru	3.000	10-01-46	665,148	597,819
30 Yr Pass Thru	3.000	10-01-46	535,880	479,292
30 Yr Pass Thru	3.000	12-01-46	1,905,077	1,697,354
30 Yr Pass Thru	3.000	12-01-46	510,387	458,564
30 Yr Pass Thru	3.000	04-01-47	342,967	306,429
30 Yr Pass Thru	3.000	04-01-47	4,243,217	3,774,358
30 Yr Pass Thru	3.000	09-01-49	4,510,630	3,992,490
30 Yr Pass Thru	3.000	10-01-49	3,195,067	2,830,044
30 Yr Pass Thru	3.000	10-01-49	1,681,034	1,487,932
30 Yr Pass Thru	3.000	12-01-49	6,405,151	5,671,387
30 Yr Pass Thru	3.000	12-01-49	5,233,326	4,615,814
30 Yr Pass Thru	3.000	01-01-50	10,334,303	9,150,421
30 Yr Pass Thru	3.000	02-01-50	5,696,052	5,023,940
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	08-01-50	24,182,843	$21,170,664
30 Yr Pass Thru	3.000	11-01-50	2,284,653	2,015,073
30 Yr Pass Thru	3.000	02-01-52	6,814,349	5,997,507
30 Yr Pass Thru	3.000	06-01-52	8,164,711	7,188,551
30 Yr Pass Thru	3.500	02-01-42	522,999	490,135
30 Yr Pass Thru	3.500	04-01-44	311,280	290,591
30 Yr Pass Thru	3.500	07-01-46	551,785	512,056
30 Yr Pass Thru	3.500	10-01-46	840,343	772,222
30 Yr Pass Thru	3.500	11-01-46	703,097	649,837
30 Yr Pass Thru	3.500	12-01-46	360,407	333,894
30 Yr Pass Thru	3.500	01-01-47	2,691,302	2,495,844
30 Yr Pass Thru	3.500	02-01-47	604,385	560,491
30 Yr Pass Thru	3.500	04-01-47	462,863	429,536
30 Yr Pass Thru	3.500	08-01-47	6,169,138	5,654,081
30 Yr Pass Thru	3.500	11-01-48	2,142,679	1,985,056
30 Yr Pass Thru	3.500	06-01-49	12,812	11,766
30 Yr Pass Thru	3.500	12-01-49	3,898,089	3,558,022
30 Yr Pass Thru	3.500	03-01-52	2,592,657	2,373,565
30 Yr Pass Thru	3.500	03-01-52	11,979,509	10,907,283
30 Yr Pass Thru	3.500	04-01-52	28,210,442	25,800,071
30 Yr Pass Thru	3.500	06-01-52	7,317,836	6,722,310
30 Yr Pass Thru	3.500	07-01-52	3,175,574	2,889,360
30 Yr Pass Thru	3.500	07-01-52	6,182,386	5,630,964
30 Yr Pass Thru	3.500	07-01-52	4,681,004	4,259,105
30 Yr Pass Thru	4.000	11-01-43	113,552	109,143
30 Yr Pass Thru	4.000	02-01-44	40,233	38,622
30 Yr Pass Thru	4.000	07-01-45	1,473,604	1,414,514
30 Yr Pass Thru	4.000	03-01-48	352,749	336,289
30 Yr Pass Thru	4.000	08-01-48	315,613	300,491
30 Yr Pass Thru	4.000	08-01-49	10,036,958	9,484,332
30 Yr Pass Thru	4.000	05-01-52	226,257	214,436
30 Yr Pass Thru	4.000	05-01-52	16,578,727	15,566,187
30 Yr Pass Thru	4.000	06-01-52	9,819,872	9,220,126
30 Yr Pass Thru	4.000	08-01-52	17,624,998	16,631,174
30 Yr Pass Thru	4.000	08-01-52	10,778,972	10,171,176
30 Yr Pass Thru	4.000	08-01-52	5,353,325	5,016,334
30 Yr Pass Thru	4.000	08-01-52	25,665,965	24,210,712
30 Yr Pass Thru	4.000	08-01-52	2,706,362	2,541,072
30 Yr Pass Thru	4.000	04-01-53	3,079,986	2,909,201
30 Yr Pass Thru	4.000	04-01-53	3,418,945	3,224,023
30 Yr Pass Thru	4.500	02-01-41	176,574	174,765
30 Yr Pass Thru	4.500	03-01-47	622,905	610,684
30 Yr Pass Thru	4.500	06-01-52	4,615,307	4,475,717
30 Yr Pass Thru	4.500	07-01-52	2,082,995	2,016,740
3	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-52	3,161,922	$3,061,349
30 Yr Pass Thru	4.500	08-01-52	1,224,898	1,187,851
30 Yr Pass Thru	4.500	08-01-52	6,012,722	5,828,988
30 Yr Pass Thru	4.500	08-01-52	5,018,328	4,864,980
30 Yr Pass Thru	4.500	08-01-52	4,351,858	4,186,238
30 Yr Pass Thru	4.500	09-01-52	3,187,730	3,085,340
30 Yr Pass Thru	4.500	09-01-52	3,512,164	3,405,939
30 Yr Pass Thru	4.500	09-01-52	12,799,283	12,412,168
30 Yr Pass Thru	4.500	10-01-52	12,757,505	12,367,667
30 Yr Pass Thru	4.500	10-01-52	4,738,384	4,572,490
30 Yr Pass Thru	4.500	12-01-52	2,926,103	2,830,060
30 Yr Pass Thru	4.500	12-01-52	11,765,742	11,435,625
30 Yr Pass Thru	4.500	02-01-53	11,754,579	11,340,289
30 Yr Pass Thru	4.500	03-01-53	7,944,438	7,642,093
30 Yr Pass Thru	4.500	04-01-53	2,798,556	2,711,946
30 Yr Pass Thru	4.500	04-01-53	9,638,246	9,326,858
30 Yr Pass Thru	4.500	08-01-53	8,787,489	8,512,787
30 Yr Pass Thru	4.500	08-01-53	3,642,647	3,526,499
30 Yr Pass Thru	5.000	07-01-52	8,472,676	8,393,923
30 Yr Pass Thru	5.000	08-01-52	4,485,310	4,425,748
30 Yr Pass Thru	5.000	08-01-52	14,687,304	14,506,036
30 Yr Pass Thru	5.000	09-01-52	16,532,536	16,271,664
30 Yr Pass Thru	5.000	10-01-52	6,320,509	6,226,701
30 Yr Pass Thru	5.000	11-01-52	3,697,566	3,639,221
30 Yr Pass Thru	5.000	12-01-52	3,111,317	3,070,973
30 Yr Pass Thru	5.000	12-01-52	6,201,070	6,145,854
30 Yr Pass Thru	5.000	12-01-52	10,192,494	10,041,219
30 Yr Pass Thru	5.000	02-01-53	7,358,969	7,240,550
30 Yr Pass Thru	5.000	03-01-53	10,988,694	10,846,206
30 Yr Pass Thru	5.000	07-01-53	16,226,254	16,020,922
30 Yr Pass Thru	5.000	07-01-53	10,766,824	10,651,438
30 Yr Pass Thru	5.000	07-01-53	6,135,703	6,056,143
30 Yr Pass Thru	5.000	08-01-53	7,621,792	7,542,017
30 Yr Pass Thru	5.000	08-01-53	4,251,939	4,208,763
30 Yr Pass Thru	5.500	06-01-53	4,571,303	4,610,400
30 Yr Pass Thru	5.500	07-01-53	5,061,755	5,105,047
30 Yr Pass Thru	5.500	08-01-53	2,794,102	2,805,775
30 Yr Pass Thru	5.500	09-01-53	9,146,674	9,224,903
30 Yr Pass Thru	5.500	11-01-54	15,940,342	16,046,789
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	10,825,312	9,739,335
15 Yr Pass Thru	2.000	06-01-36	7,423,578	6,678,857
15 Yr Pass Thru	2.000	04-01-37	7,420,749	6,708,778
15 Yr Pass Thru	2.500	01-01-35	4,349,494	4,033,112
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.500	08-01-35	6,170,843	$5,712,335
15 Yr Pass Thru	2.500	05-01-36	9,705,035	9,014,257
15 Yr Pass Thru	3.000	07-01-27	31,770	31,096
15 Yr Pass Thru	3.000	03-01-33	5,806,569	5,547,277
15 Yr Pass Thru	3.500	06-01-34	184,461	178,943
15 Yr Pass Thru	4.000	12-01-24	163	163
15 Yr Pass Thru	4.000	09-01-37	4,764,752	4,650,575
15 Yr Pass Thru	4.000	10-01-37	4,018,588	3,912,244
15 Yr Pass Thru	4.000	01-01-38	2,182,163	2,121,007
15 Yr Pass Thru	4.500	11-01-37	5,502,214	5,447,968
15 Yr Pass Thru	4.500	12-01-37	1,805,307	1,786,380
30 Yr Pass Thru	2.000	09-01-50	7,862,012	6,409,656
30 Yr Pass Thru	2.000	12-01-50	3,442,786	2,780,976
30 Yr Pass Thru	2.000	12-01-50	20,166,610	16,365,589
30 Yr Pass Thru	2.000	03-01-51	6,755,744	5,526,750
30 Yr Pass Thru	2.000	07-01-51	2,632,370	2,126,347
30 Yr Pass Thru	2.000	02-01-52	21,955,894	17,721,570
30 Yr Pass Thru	2.500	12-01-50	44,219	37,551
30 Yr Pass Thru	2.500	08-01-51	2,874,196	2,439,916
30 Yr Pass Thru	2.500	08-01-51	4,222,897	3,584,833
30 Yr Pass Thru	2.500	08-01-51	14,386,906	12,132,173
30 Yr Pass Thru	2.500	09-01-51	14,307,179	12,136,476
30 Yr Pass Thru	2.500	10-01-51	2,102,483	1,783,492
30 Yr Pass Thru	2.500	11-01-51	13,150,086	11,179,596
30 Yr Pass Thru	2.500	01-01-52	5,152,095	4,363,973
30 Yr Pass Thru	2.500	03-01-52	35,551,181	30,090,655
30 Yr Pass Thru	3.000	12-01-42	504,775	457,744
30 Yr Pass Thru	3.000	04-01-43	1,586,502	1,434,903
30 Yr Pass Thru	3.000	12-01-45	1,163,676	1,039,822
30 Yr Pass Thru	3.000	08-01-46	737,602	658,866
30 Yr Pass Thru	3.000	10-01-46	852,109	764,878
30 Yr Pass Thru	3.000	01-01-47	1,027,535	918,171
30 Yr Pass Thru	3.000	02-01-47	556,428	499,292
30 Yr Pass Thru	3.000	10-01-47	1,234,626	1,102,834
30 Yr Pass Thru	3.000	12-01-47	4,482,367	3,987,083
30 Yr Pass Thru	3.000	11-01-48	876,980	782,270
30 Yr Pass Thru	3.000	11-01-48	3,615,147	3,207,779
30 Yr Pass Thru	3.000	12-01-48	555,466	494,089
30 Yr Pass Thru	3.000	09-01-49	2,947,520	2,601,567
30 Yr Pass Thru	3.000	09-01-49	1,692,329	1,479,420
30 Yr Pass Thru	3.000	10-01-49	644,839	569,154
30 Yr Pass Thru	3.000	10-01-49	2,195,216	1,947,852
30 Yr Pass Thru	3.000	11-01-49	9,196,511	8,140,098
30 Yr Pass Thru	3.000	11-01-49	1,597,088	1,396,161
5	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-49	1,162,834	$1,029,258
30 Yr Pass Thru	3.000	02-01-50	6,273,152	5,483,936
30 Yr Pass Thru	3.000	12-01-51	5,345,890	4,693,044
30 Yr Pass Thru	3.000	01-01-52	12,225,182	10,767,378
30 Yr Pass Thru	3.000	02-01-52	4,390,803	3,863,101
30 Yr Pass Thru	3.000	02-01-52	6,770,389	5,918,617
30 Yr Pass Thru	3.000	03-01-52	21,187,224	18,673,974
30 Yr Pass Thru	3.000	05-01-52	1,751,042	1,547,162
30 Yr Pass Thru	3.500	01-01-42	387,323	362,485
30 Yr Pass Thru	3.500	06-01-42	722,840	675,679
30 Yr Pass Thru	3.500	07-01-42	1,221,944	1,142,023
30 Yr Pass Thru	3.500	01-01-43	226,140	211,529
30 Yr Pass Thru	3.500	04-01-43	173,217	161,635
30 Yr Pass Thru	3.500	06-01-43	816,229	761,092
30 Yr Pass Thru	3.500	07-01-43	137,478	128,120
30 Yr Pass Thru	3.500	03-01-44	1,195,004	1,116,518
30 Yr Pass Thru	3.500	10-01-44	1,453,022	1,347,798
30 Yr Pass Thru	3.500	04-01-45	291,312	269,722
30 Yr Pass Thru	3.500	04-01-45	684,513	633,781
30 Yr Pass Thru	3.500	07-01-46	656,420	605,924
30 Yr Pass Thru	3.500	07-01-46	434,608	401,175
30 Yr Pass Thru	3.500	07-01-47	1,674,463	1,550,884
30 Yr Pass Thru	3.500	11-01-47	1,375,678	1,270,281
30 Yr Pass Thru	3.500	12-01-47	826,682	762,571
30 Yr Pass Thru	3.500	01-01-48	1,574,451	1,452,349
30 Yr Pass Thru	3.500	03-01-48	802,924	743,165
30 Yr Pass Thru	3.500	06-01-49	4,988,467	4,596,925
30 Yr Pass Thru	3.500	09-01-49	2,466,611	2,261,446
30 Yr Pass Thru	3.500	10-01-49	1,610,772	1,476,793
30 Yr Pass Thru	3.500	01-01-50	4,573,765	4,190,475
30 Yr Pass Thru	3.500	03-01-50	4,579,910	4,167,480
30 Yr Pass Thru	3.500	04-01-50	6,830,480	6,264,477
30 Yr Pass Thru	3.500	06-01-50	4,270,106	3,914,932
30 Yr Pass Thru	3.500	09-01-50	9,542,812	8,749,071
30 Yr Pass Thru	3.500	03-01-51	7,280,296	6,663,368
30 Yr Pass Thru	3.500	02-01-52	2,302,450	2,117,415
30 Yr Pass Thru	3.500	04-01-52	3,111,094	2,841,386
30 Yr Pass Thru	3.500	04-01-52	2,726,733	2,492,050
30 Yr Pass Thru	3.500	05-01-52	3,812,930	3,472,845
30 Yr Pass Thru	3.500	05-01-52	8,798,571	7,980,810
30 Yr Pass Thru	3.500	08-01-52	9,081,903	8,271,865
30 Yr Pass Thru	3.500	09-01-52	5,309,380	4,830,846
30 Yr Pass Thru	4.000	09-01-40	197,170	190,080
30 Yr Pass Thru	4.000	01-01-41	173,959	167,638
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	260,710	$250,961
30 Yr Pass Thru	4.000	09-01-41	774,028	745,444
30 Yr Pass Thru	4.000	10-01-41	12,424	11,962
30 Yr Pass Thru	4.000	11-01-41	450,514	433,803
30 Yr Pass Thru	4.000	01-01-42	132,369	127,424
30 Yr Pass Thru	4.000	01-01-42	141,514	136,228
30 Yr Pass Thru	4.000	03-01-42	771,274	741,949
30 Yr Pass Thru	4.000	05-01-43	968,283	930,144
30 Yr Pass Thru	4.000	09-01-43	747,893	717,848
30 Yr Pass Thru	4.000	10-01-43	553,795	531,221
30 Yr Pass Thru	4.000	12-01-43	655,097	628,677
30 Yr Pass Thru	4.000	01-01-44	159,575	153,107
30 Yr Pass Thru	4.000	02-01-46	407,696	388,689
30 Yr Pass Thru	4.000	06-01-46	320,924	305,761
30 Yr Pass Thru	4.000	07-01-46	568,686	541,817
30 Yr Pass Thru	4.000	03-01-47	1,052,891	1,003,145
30 Yr Pass Thru	4.000	05-01-47	869,092	828,030
30 Yr Pass Thru	4.000	12-01-47	364,635	347,635
30 Yr Pass Thru	4.000	04-01-48	1,144,374	1,090,306
30 Yr Pass Thru	4.000	06-01-48	672,747	639,070
30 Yr Pass Thru	4.000	10-01-48	560,325	533,151
30 Yr Pass Thru	4.000	01-01-49	408,676	386,941
30 Yr Pass Thru	4.000	07-01-49	811,059	768,937
30 Yr Pass Thru	4.000	07-01-49	1,365,410	1,297,912
30 Yr Pass Thru	4.000	08-01-49	2,632,454	2,499,030
30 Yr Pass Thru	4.000	09-01-49	1,901,225	1,800,110
30 Yr Pass Thru	4.000	02-01-50	2,252,593	2,134,199
30 Yr Pass Thru	4.000	03-01-51	8,414,217	7,982,491
30 Yr Pass Thru	4.000	08-01-51	4,649,048	4,419,226
30 Yr Pass Thru	4.000	04-01-52	926,782	875,175
30 Yr Pass Thru	4.000	05-01-52	8,638,671	8,152,235
30 Yr Pass Thru	4.000	05-01-52	6,198,872	5,808,655
30 Yr Pass Thru	4.000	05-01-52	5,809,888	5,455,051
30 Yr Pass Thru	4.000	05-01-52	7,113,930	6,693,343
30 Yr Pass Thru	4.000	06-01-52	259,112	245,493
30 Yr Pass Thru	4.000	06-01-52	1,881,944	1,783,472
30 Yr Pass Thru	4.000	06-01-52	6,500,530	6,160,391
30 Yr Pass Thru	4.000	06-01-52	4,375,307	4,101,250
30 Yr Pass Thru	4.000	07-01-52	14,615,746	13,814,442
30 Yr Pass Thru	4.000	07-01-52	4,985,824	4,703,129
30 Yr Pass Thru	4.000	07-01-52	3,941,922	3,718,416
30 Yr Pass Thru	4.000	07-01-52	7,315,320	6,868,539
30 Yr Pass Thru	4.500	08-01-40	347,921	344,019
30 Yr Pass Thru	4.500	08-01-40	183,649	181,553
7	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	12-01-40	129,983	$128,431
30 Yr Pass Thru	4.500	05-01-41	136,773	135,208
30 Yr Pass Thru	4.500	05-01-41	232,213	229,364
30 Yr Pass Thru	4.500	06-01-41	247,151	244,261
30 Yr Pass Thru	4.500	07-01-41	139,013	137,414
30 Yr Pass Thru	4.500	11-01-41	37,648	37,205
30 Yr Pass Thru	4.500	12-01-41	635,510	627,923
30 Yr Pass Thru	4.500	05-01-42	340,908	336,944
30 Yr Pass Thru	4.500	04-01-48	373,157	365,019
30 Yr Pass Thru	4.500	07-01-48	733,131	713,936
30 Yr Pass Thru	4.500	06-01-52	3,739,368	3,626,271
30 Yr Pass Thru	4.500	06-01-52	8,589,433	8,316,224
30 Yr Pass Thru	4.500	06-01-52	6,451,350	6,260,261
30 Yr Pass Thru	4.500	07-01-52	7,133,844	6,906,935
30 Yr Pass Thru	4.500	07-01-52	1,291,593	1,253,336
30 Yr Pass Thru	4.500	07-01-52	7,570,040	7,329,256
30 Yr Pass Thru	4.500	08-01-52	4,274,242	4,118,253
30 Yr Pass Thru	4.500	08-01-52	944,172	915,616
30 Yr Pass Thru	4.500	08-01-52	7,065,113	6,807,272
30 Yr Pass Thru	4.500	08-01-52	5,767,786	5,584,328
30 Yr Pass Thru	4.500	08-01-52	7,376,600	7,095,865
30 Yr Pass Thru	4.500	08-01-52	5,027,520	4,850,325
30 Yr Pass Thru	4.500	09-01-52	5,885,933	5,720,789
30 Yr Pass Thru	4.500	09-01-52	6,137,172	5,949,636
30 Yr Pass Thru	4.500	09-01-52	3,104,294	3,009,435
30 Yr Pass Thru	4.500	10-01-52	4,766,345	4,632,613
30 Yr Pass Thru	4.500	10-01-52	15,487,847	15,014,577
30 Yr Pass Thru	4.500	10-01-52	3,942,657	3,816,019
30 Yr Pass Thru	4.500	10-01-52	3,322,413	3,221,926
30 Yr Pass Thru	4.500	11-01-52	4,094,256	3,969,145
30 Yr Pass Thru	4.500	11-01-52	11,738,094	11,374,822
30 Yr Pass Thru	4.500	04-01-53	10,143,681	9,826,584
30 Yr Pass Thru	4.500	05-01-53	2,452,970	2,377,055
30 Yr Pass Thru	5.000	07-01-52	4,780,438	4,740,859
30 Yr Pass Thru	5.000	08-01-52	15,473,859	15,355,418
30 Yr Pass Thru	5.000	10-01-52	6,766,222	6,680,600
30 Yr Pass Thru	5.000	10-01-52	8,729,465	8,623,093
30 Yr Pass Thru	5.000	11-01-52	6,231,783	6,176,294
30 Yr Pass Thru	5.000	12-01-52	5,904,992	5,830,268
30 Yr Pass Thru	5.000	01-01-53	10,816,806	10,720,489
30 Yr Pass Thru	5.000	04-01-53	5,395,832	5,325,865
30 Yr Pass Thru	5.000	04-01-53	11,182,750	11,069,197
30 Yr Pass Thru	5.000	07-01-53	18,221,409	18,030,690
30 Yr Pass Thru	5.500	12-01-52	2,317,521	2,335,894
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	1,299,897	$1,311,827
30 Yr Pass Thru	5.500	12-01-52	2,518,091	2,547,497
30 Yr Pass Thru	5.500	05-01-53	11,440,577	11,527,701
30 Yr Pass Thru	5.500	07-01-53	2,773,501	2,786,302
30 Yr Pass Thru	5.500	08-01-53	4,233,132	4,264,046
30 Yr Pass Thru	5.500	02-01-54	6,249,304	6,302,753
30 Yr Pass Thru	5.500	03-01-54	5,495,909	5,534,328
30 Yr Pass Thru	5.500	05-01-54	5,085,428	5,105,085

30 Yr Pass Thru	5.500	05-01-54	4,908,735	4,929,242
Corporate bonds 31.4%				$1,098,817,286
(Cost $1,099,293,179)
Communication services 1.4%				47,189,732
Diversified telecommunication services 0.3%
AT&T, Inc.	2.750	06-01-31	7,185,000	6,374,835
AT&T, Inc.	3.550	09-15-55	7,357,000	5,228,141
Entertainment 0.4%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,795,591
WarnerMedia Holdings, Inc.	4.279	03-15-32	8,759,000	7,903,908
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	5,913,000	5,070,732
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,849,243
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.375	04-15-29	3,360,000	3,166,457
T-Mobile USA, Inc.	3.875	04-15-30	10,258,000	9,800,825
Consumer discretionary 1.7%				59,160,836
Automobiles 1.5%
BMW US Capital LLC (A)	4.650	08-13-29	1,764,000	1,751,714
Ford Motor Company	3.250	02-12-32	4,518,000	3,853,686
Ford Motor Credit Company LLC	4.000	11-13-30	4,628,000	4,238,139
Ford Motor Credit Company LLC	6.054	11-05-31	3,670,000	3,724,674
Ford Motor Credit Company LLC	6.125	03-08-34	7,514,000	7,576,807
Ford Motor Credit Company LLC	7.122	11-07-33	11,292,000	12,142,003
General Motors Financial Company, Inc.	5.600	06-18-31	8,857,000	9,027,561
Hyundai Capital America (A)	5.400	01-08-31	4,322,000	4,394,129
Hyundai Capital America (A)	5.680	06-26-28	2,640,000	2,709,209
Mercedes-Benz Finance North America LLC (A)	4.800	08-01-29	1,752,000	1,749,152
Hotels, restaurants and leisure 0.1%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,221,526
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	1,378,000	1,414,068
9	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	$3,358,168
Consumer staples 0.4%				13,688,876
Food products 0.4%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,677,000
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,780,940
JBS USA LUX SA	5.750	04-01-33	3,838,000	3,912,607
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,318,329
Energy 4.2%				147,082,748
Oil, gas and consumable fuels 4.2%
Aker BP ASA (A)	3.100	07-15-31	1,392,000	1,226,172
Aker BP ASA (A)	3.750	01-15-30	880,000	824,727
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,695,507
Aker BP ASA (A)	5.800	10-01-54	1,474,000	1,420,633
Antero Resources Corp. (A)	5.375	03-01-30	3,606,000	3,542,558
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,855,056
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,585,218
Cheniere Energy, Inc.	5.650	04-15-34	1,545,000	1,582,042
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,502,524
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,161,000	1,209,020
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,286,853
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,950,285
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,731,025
Continental Resources, Inc. (A)	5.750	01-15-31	4,259,000	4,290,326
Diamondback Energy, Inc.	5.750	04-18-54	3,561,000	3,548,902
DT Midstream, Inc. (A)	5.800	12-15-34	3,406,000	3,466,125
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	4,083,692
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,927,767
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,198,323
Energy Transfer LP	5.150	03-15-45	2,171,000	1,993,114
Energy Transfer LP	5.250	04-15-29	4,389,000	4,453,931
Energy Transfer LP	5.250	07-01-29	2,146,000	2,177,834
Energy Transfer LP	5.400	10-01-47	4,657,000	4,381,407
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	$5,852,145
Expand Energy Corp.	4.750	02-01-32	3,692,000	3,513,468
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,169,788
MPLX LP	4.950	09-01-32	2,234,000	2,203,980
MPLX LP	5.000	03-01-33	2,099,000	2,061,618
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	1,391,832
Occidental Petroleum Corp.	6.050	10-01-54	3,634,000	3,589,529
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,519,305
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,938,841
ONEOK, Inc.	5.650	11-01-28	810,000	835,304
ONEOK, Inc.	6.050	09-01-33	3,502,000	3,688,880
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,899,949
Ovintiv, Inc.	6.250	07-15-33	1,961,000	2,056,465
Ovintiv, Inc.	7.200	11-01-31	434,000	475,429
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,143,000	7,009,490
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,857,000	1,871,622
Suncor Energy, Inc.	3.750	03-04-51	1,371,000	1,016,024
Suncor Energy, Inc.	4.000	11-15-47	2,434,000	1,890,767
Targa Resources Corp.	5.500	02-15-35	3,643,000	3,696,824
Targa Resources Corp.	6.150	03-01-29	2,448,000	2,570,397
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,452,461
The Williams Companies, Inc.	4.650	08-15-32	1,669,000	1,624,256
The Williams Companies, Inc.	4.800	11-15-29	1,859,000	1,857,205
Var Energi ASA (A)	8.000	11-15-32	6,954,000	7,951,921
Western Midstream Operating LP	4.050	02-01-30	3,253,000	3,089,137
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,745,578
Whistler Pipeline LLC (A)	5.400	09-30-29	1,393,000	1,404,800
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,772,692
Financials 11.0%				385,574,861
Banks 6.3%
Banco Santander SA	4.379	04-12-28	2,842,000	2,794,376
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	6,730,000	6,141,899
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,149,468
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,420,649
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	4,147,705
11	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	9,712,000	$9,431,062
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	3,649,000	3,646,787
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,728,000	4,919,985
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	9,772,000	9,972,380
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	2,875,000	2,921,461
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,504,821
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	2,746,000	2,789,059
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,923,797
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	4,067,842
Citizens Financial Group, Inc.	3.250	04-30-30	3,408,000	3,125,364
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	2,900,000	2,958,962
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,461,000	2,665,489
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,196,626
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	5,848,902
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,834,000	4,010,369
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,419,000	1,406,474
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,483,000	2,553,212
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,285,368
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,411,000	1,427,146
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,059,000	1,085,595
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,295,156
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,844,000	1,871,982
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	$1,691,487
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,238,000	1,991,802
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,794,666
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	1,603,288
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	3,654,000	3,621,813
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,555,000	3,580,656
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,755,639
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,569,000	3,612,244
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,833,000	1,887,199
KeyBank NA	5.000	01-26-33	4,037,000	3,939,836
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	2,144,000	2,066,172
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	3,307,000	3,271,730
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,577,000	3,555,621
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,918,000	6,286,467
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	5,505,000	5,283,819
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,574,000	5,595,737
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,462,000	1,496,680
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (A)	5.634	01-19-30	1,493,000	1,510,615
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)(C)	6.221	06-15-33	1,162,000	1,179,376
13	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,511,000	$3,477,134
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,256,000	2,381,958
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,156,339
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(D)	8.317	12-02-24	2,259,000	2,257,033
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,457,528
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	4,213,000	4,286,285
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,239,453
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,423,410
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	4,109,000	4,019,978
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,522,000	1,551,568
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,650,700
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	4,340,000	3,965,302
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	11,466,000	10,277,197
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	5,679,000	5,757,941
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%) (E)	5.211	12-03-35	3,391,000	3,405,875
Capital markets 2.6%
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,444,123
Ares Capital Corp.	5.875	03-01-29	2,299,000	2,334,125
Ares Strategic Income Fund (A)	5.600	02-15-30	2,727,000	2,700,293
Ares Strategic Income Fund (A)	6.350	08-15-29	1,113,000	1,135,186
Blackstone Private Credit Fund	4.000	01-15-29	2,286,000	2,172,527
Blackstone Private Credit Fund (A)	5.250	04-01-30	2,816,000	2,761,595
Blackstone Private Credit Fund	5.950	07-16-29	1,433,000	1,454,914
Blackstone Private Credit Fund	7.300	11-27-28	2,952,000	3,125,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Secured Lending Fund	5.350	04-13-28	2,678,000	$2,678,789
Cantor Fitzgerald LP (A)	7.200	12-12-28	6,112,000	6,426,487
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,516,015
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	3,074,353
Lazard Group LLC	4.375	03-11-29	2,662,000	2,611,737
Lazard Group LLC	6.000	03-15-31	1,826,000	1,903,945
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,561,876
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,847,098
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,256,000	5,172,990
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	5,781,000	5,853,788
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,334,000	4,397,092
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	2,116,000	2,139,650
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,485,000	1,526,744
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	2,065,000	2,170,804
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,986,000	4,197,615
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,005,000	10,432,027
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,377,987
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,991,000	3,041,981
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,445,952
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	1,791,000	1,952,072
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,335,000	1,534,685
Consumer finance 0.4%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,187,000	2,216,100
Ally Financial, Inc.	8.000	11-01-31	2,891,000	3,249,047
Discover Financial Services	6.700	11-29-32	4,001,000	4,356,066
Trust Fibra Uno (A)	7.375	02-13-34	3,492,000	3,492,843
15	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.7%
Apollo Debt Solutions BDC (A)	6.700	07-29-31	2,831,000	$2,936,087
Apollo Debt Solutions BDC (A)	6.900	04-13-29	1,538,000	1,600,347
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	1,465,772
Enact Holdings, Inc.	6.250	05-28-29	3,578,000	3,669,176
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	799,000	787,420
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	3,622,000	3,660,464
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,374,547
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,184,406
Sixth Street Lending Partners (A)	5.750	01-15-30	1,686,000	1,666,443
Insurance 1.0%
American National Group, Inc.	5.750	10-01-29	1,285,000	1,303,081
Athene Global Funding (A)	4.721	10-08-29	2,065,000	2,038,533
Athene Global Funding (A)	5.322	11-13-31	2,416,000	2,416,234
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,615,350
CNA Financial Corp.	2.050	08-15-30	1,209,000	1,043,915
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,451,048
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,884,215
CNO Global Funding (A)	4.950	09-09-29	2,345,000	2,346,436
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,765,786
MassMutual Global Funding II (A)	4.350	09-17-31	2,814,000	2,756,790
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	3,042,749
SBL Holdings, Inc. (A)	5.000	02-18-31	1,496,000	1,357,762
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	5,137,000	4,307,585
Health care 2.6%				89,790,460
Biotechnology 0.6%
Amgen, Inc.	5.250	03-02-30	4,087,000	4,178,506
Amgen, Inc.	5.250	03-02-33	7,952,000	8,081,162
Amgen, Inc.	5.650	03-02-53	4,115,000	4,197,293
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,119,888
Health care equipment and supplies 0.3%
Solventum Corp. (A)	5.400	03-01-29	2,925,000	2,966,453
Solventum Corp. (A)	5.450	03-13-31	5,616,000	5,698,871
Health care providers and services 1.0%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,403,771
Centene Corp.	2.625	08-01-31	4,615,000	3,857,001
Centene Corp.	4.625	12-15-29	7,915,000	7,588,736
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	6,381,000	5,323,911
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	6,479,000	$6,104,616
HCA, Inc.	5.450	04-01-31	2,861,000	2,901,404
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	3,559,000	3,592,914
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	2,995,869
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,953,693
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	1,898,545
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	1,985,097
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,446,411
Royalty Pharma PLC	5.150	09-02-29	1,724,000	1,735,323
Viatris, Inc.	2.700	06-22-30	5,413,000	4,749,247
Viatris, Inc.	4.000	06-22-50	12,569,000	9,011,749
Industrials 3.3%				115,915,129
Aerospace and defense 0.4%
BAE Systems PLC (A)	5.250	03-26-31	1,246,000	1,270,683
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,817,480
Embraer Netherlands Finance BV (A)	7.000	07-28-30	4,369,000	4,630,579
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,396,000	1,332,248
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,725,277
The Boeing Company (A)	6.298	05-01-29	1,331,000	1,386,333
Building products 0.1%
Owens Corning	3.500	02-15-30	894,000	838,203
Owens Corning	3.875	06-01-30	371,000	353,947
Owens Corning	5.700	06-15-34	3,615,000	3,761,438
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,904,212
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	2,078,203
Quanta Services, Inc.	5.250	08-09-34	1,800,000	1,800,925
Electrical equipment 0.1%
Regal Rexnord Corp.	6.400	04-15-33	2,025,000	2,133,969
Ground transportation 0.1%
Uber Technologies, Inc. (A)	4.500	08-15-29	2,447,000	2,385,065
Uber Technologies, Inc.	4.800	09-15-34	1,053,000	1,030,773
Machinery 0.1%
Stanley Black & Decker, Inc.	2.300	03-15-30	2,272,000	1,996,370
Passenger airlines 1.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	06-15-29	2,173,757	2,092,145
17	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	1,343,114	$1,301,970
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,753,821	3,589,011
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,416,666	3,306,836
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,188,996	2,063,626
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,563,943	2,464,904
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,023,691	1,861,458
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	4,182,144	3,718,305
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,019,640	2,789,143
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,122,852	2,743,658
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	582,200	541,369
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,171,714	1,095,691
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,279,900	1,223,821
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	772,566	801,238
Delta Air Lines, Inc. (A)	4.750	10-20-28	4,081,119	4,053,609
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,959,629	2,631,945
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,863,308	3,598,334
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	867,749	853,780
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,308,432	1,191,181
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	4,911,915	5,030,424
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,825,572	3,955,700
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,796,000	2,914,022
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,041,000	3,113,304
Professional services 0.1%
Concentrix Corp. (C)	6.600	08-02-28	3,893,000	3,988,694
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	3.000	10-29-28	1,957,000	1,827,443
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
AerCap Ireland Capital DAC	3.300	01-30-32	8,303,000	$7,367,545
Ashtead Capital, Inc. (A)	5.500	08-11-32	4,174,000	4,192,503
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,457,000	3,481,346
Ashtead Capital, Inc. (A)	5.950	10-15-33	3,555,000	3,676,419
Information technology 2.8%				98,813,458
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,182,844
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,144,509
Electronic equipment, instruments and components 0.1%
Flex, Ltd.	5.250	01-15-32	1,020,000	1,022,586
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,668,376
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,637,091
IT services 0.1%
Gartner, Inc. (A)	4.500	07-01-28	3,286,000	3,207,839
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (A)	3.419	04-15-33	6,106,000	5,429,318
Broadcom, Inc. (A)	3.469	04-15-34	1,757,000	1,549,728
Broadcom, Inc.	4.550	02-15-32	1,397,000	1,367,307
Broadcom, Inc.	4.750	04-15-29	9,473,000	9,473,763
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,761,000	2,773,339
Foundry JV Holdco LLC (A)	6.150	01-25-32	6,375,000	6,532,330
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,961,991
Micron Technology, Inc.	2.703	04-15-32	2,400,000	2,051,528
Micron Technology, Inc.	5.300	01-15-31	1,552,000	1,573,224
Micron Technology, Inc.	5.327	02-06-29	3,667,000	3,723,926
Micron Technology, Inc.	6.750	11-01-29	6,362,000	6,847,707
Qorvo, Inc. (A)	3.375	04-01-31	2,531,000	2,187,522
Qorvo, Inc.	4.375	10-15-29	1,914,000	1,806,256
Software 0.6%
AppLovin Corp. (E)	5.375	12-01-31	1,971,000	1,990,693
AppLovin Corp. (E)	5.500	12-01-34	2,044,000	2,066,749
Atlassian Corp.	5.250	05-15-29	2,071,000	2,111,420
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,547,539
Oracle Corp.	2.950	04-01-30	3,390,000	3,097,761
Oracle Corp.	5.550	02-06-53	5,605,000	5,605,778
VMware LLC	4.700	05-15-30	5,006,000	4,948,450
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	1,115,000	1,110,384
CDW LLC	5.550	08-22-34	1,486,000	1,478,880
Dell International LLC	5.300	10-01-29	1,383,000	1,412,810
Dell International LLC	5.400	04-15-34	7,153,000	7,301,810
19	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.3%				$9,604,128
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	2,954,006
Vulcan Materials Company	5.350	12-01-34	1,367,000	1,397,161
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	3,054,000	3,099,512
Freeport-McMoRan, Inc.	5.450	03-15-43	2,224,000	2,153,449
Real estate 0.8%				28,775,106
Industrial REITs 0.2%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	3,876,000	3,953,699
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,165,415
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	3,892,584
Specialized REITs 0.5%
American Tower Corp.	3.800	08-15-29	5,777,000	5,534,882
American Tower Corp.	5.200	02-15-29	3,060,000	3,106,806
GLP Capital LP	3.250	01-15-32	1,239,000	1,082,056
GLP Capital LP	4.000	01-15-30	1,163,000	1,092,336
VICI Properties LP	5.125	05-15-32	6,020,000	5,947,328
Utilities 2.9%				103,221,952
Electric utilities 1.6%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,294,844
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,674,454	1,795,183
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,183,346
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,100,481
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,238,987
Duke Energy Corp.	2.450	06-01-30	978,000	866,638
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,988,822
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,851,747
Eversource Energy	5.125	05-15-33	3,035,000	3,023,010
Exelon Corp.	4.050	04-15-30	3,740,000	3,601,340
Georgia Power Company	4.950	05-17-33	1,998,000	2,008,267
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,535,814
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,632,000	1,663,919
NRG Energy, Inc. (A)	4.450	06-15-29	2,668,000	2,577,875
NRG Energy, Inc. (A)	7.000	03-15-33	3,702,000	4,053,085
Pacific Gas & Electric Company	4.950	07-01-50	1,752,000	1,570,001
Pacific Gas & Electric Company	5.800	05-15-34	2,689,000	2,795,621
The Southern Company	5.200	06-15-33	1,230,000	1,246,813
The Southern Company	5.700	03-15-34	2,999,000	3,142,305
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	$4,249,237
Independent power and renewable electricity producers 0.5%
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,301,887
Vistra Operations Company LLC (A)	4.300	07-15-29	5,821,000	5,624,200
Vistra Operations Company LLC (A)	6.000	04-15-34	3,940,000	4,090,272
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,262,639
Multi-utilities 0.8%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,888,000	1,948,890
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	3,249,000	3,345,521
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,701,038
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,671,406
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,157,000	1,226,118
National Grid PLC	5.809	06-12-33	4,537,000	4,740,028
NiSource, Inc.	1.700	02-15-31	978,000	812,933
NiSource, Inc.	3.600	05-01-30	2,654,000	2,505,581
Sempra	5.500	08-01-33	3,309,000	3,407,093
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	3,246,000	3,248,659

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,548,352
Municipal bonds 0.3%				$12,177,122
(Cost $16,501,756)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,466,849
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,432,457
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,658,606
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,092,528

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,526,682
Collateralized mortgage obligations 4.3%				$151,157,035
(Cost $178,714,326)
Commercial and residential 3.4%				120,424,223
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(F)	0.990	04-25-53	546,643	515,407
Series 2021-4, Class A1 (A)(F)	1.035	01-20-65	2,370,553	1,967,765
Series 2021-5, Class A1 (A)(F)	0.951	07-25-66	1,917,430	1,634,056
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,564,520	2,523,959
21	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,979,868	$3,928,296
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(F)	1.175	10-25-48	1,098,963	968,697
BAHA Trust
Series 2024-MAR, Class A (A)(F)	6.171	12-10-29	2,895,000	2,934,604
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	1,204,000	1,190,896
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,182,705
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,231,398
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(F)	0.941	02-25-49	693,040	643,005
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(D)	6.223	01-15-34	851,200	846,963
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,196,421
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(D)	5.823	08-15-36	6,514,000	6,080,567
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,171,092	3,032,158
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,531,430
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	2,512,000	2,566,174
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(F)	0.924	08-25-66	1,401,055	1,148,805
Series 2021-3, Class A1 (A)(F)	0.956	09-27-66	1,998,849	1,616,855
Series 2021-HX1, Class A1 (A)(F)	1.110	10-25-66	1,516,677	1,266,728
COLT Trust
Series 2020-RPL1, Class A1 (A)(F)	1.390	01-25-65	4,259,851	3,645,009
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(F)	2.773	11-10-46	1,509,000	1,176,135
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	25,493,792	330,111
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (A)(F)	4.540	08-10-30	1,135,000	939,226
Series 2020-CBM, Class A2 (A)	2.896	02-10-37	1,742,000	1,724,877
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	387,557	374,022
Series 2021-AFC1, Class A1 (A)(F)	0.830	03-25-56	3,136,886	2,572,344
Series 2021-NQM2, Class A1 (A)(F)	1.179	02-25-66	1,157,375	1,023,736
Series 2021-NQM3, Class A1 (A)(F)	1.015	04-25-66	1,054,064	895,481
Series 2021-NQM5, Class A1 (A)(F)	0.938	05-25-66	796,111	660,899
Series 2021-NQM6, Class A1 (A)(F)	1.174	07-25-66	2,870,425	2,425,297
Series 2021-RPL2, Class A1A (A)(F)	1.115	01-25-60	3,852,327	3,237,486
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	2,628,208	2,508,744
Deephaven Residential Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (A)(F)	0.899	04-25-66	1,525,471	$1,345,998
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(F)	0.797	02-25-66	309,748	265,016
Series 2021-2, Class A1 (A)(F)	0.931	06-25-66	1,347,126	1,113,744
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(F)	2.500	02-01-51	3,373,986	2,761,348
GCAT Trust
Series 2021-NQM1, Class A1 (A)(F)	0.874	01-25-66	857,226	745,199
Series 2021-NQM2, Class A1 (A)(F)	1.036	05-25-66	932,721	786,071
Series 2021-NQM3, Class A1 (A)(F)	1.091	05-25-66	1,498,728	1,281,663
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(F)	1.382	09-27-60	238,043	222,921
Series 2021-NQM1, Class A1 (A)(F)	1.017	07-25-61	625,835	552,315
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(F)	1.071	06-25-56	1,062,142	910,692
MFA Trust
Series 2021-NQM1, Class A1 (A)(F)	1.153	04-25-65	587,770	546,667
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(F)	4.460	01-15-43	520,000	457,858
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	754,735	700,991
NMLT Trust
Series 2021-INV1, Class A1 (A)(F)	1.185	05-25-56	2,681,063	2,269,294
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(F)	4.455	11-05-41	1,753,000	1,689,235
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	881,820	811,081
OBX Trust
Series 2020-EXP2, Class A3 (A)(F)	2.500	05-25-60	703,494	586,676
Series 2021-NQM2, Class A1 (A)(F)	1.101	05-25-61	1,488,578	1,223,380
Series 2021-NQM3, Class A1 (A)(F)	1.054	07-25-61	2,099,975	1,715,302
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(F)	2.000	01-25-36	2,375,051	2,075,084
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,444,000	2,451,284
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,582,357
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,048,281
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(F)	0.943	05-25-65	769,701	713,675
Series 2022-1, Class A1 (A)(F)	2.447	12-25-66	2,732,530	2,405,155
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(F)	3.750	04-25-55	1,775,000	1,731,813
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	1,170,741	1,094,151
Series 2019-1, Class A1 (A)(F)	3.750	03-25-58	990,587	954,745
Series 2019-4, Class A1 (A)(F)	2.900	10-25-59	1,054,187	1,000,511
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,699,580	1,523,454
Series 2024-1, Class A1 (A)(F)	4.701	03-25-64	3,698,916	3,749,612
Series 2024-3, Class A1A (A)(F)	5.163	07-25-65	2,069,922	2,055,892
23	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-4, Class A1A (A)(F)	4.381	10-27-64	1,436,494	$1,408,147
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	349,949	336,508
Series 2021-1, Class A1 (A)(F)	0.815	01-25-66	1,078,564	960,830
Series 2021-3, Class A1 (A)(F)	1.046	06-25-66	1,542,709	1,311,862
Series 2021-4, Class A1 (A)(F)	0.938	07-25-66	916,162	771,128
Series 2021-5, Class A1 (A)(F)	1.013	09-25-66	1,418,489	1,186,817
Series 2021-R2, Class A1 (A)(F)	0.918	02-25-64	739,884	672,657
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	932,115	884,553
U.S. Government Agency 0.9%				30,732,812
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.317	06-25-25	81,717,133	51,858
Government National Mortgage Association
Series 2012-114, Class IO	0.627	01-16-53	336,282	5,237
Series 2016-174, Class IO	0.890	11-16-56	2,893,660	121,454
Series 2017-109, Class IO	0.229	04-16-57	3,904,075	54,367
Series 2017-124, Class IO	0.626	01-16-59	2,689,946	92,913
Series 2017-140, Class IO	0.486	02-16-59	1,956,349	55,844
Series 2017-169, Class IO	0.577	01-16-60	5,424,201	170,397
Series 2017-20, Class IO	0.521	12-16-58	6,617,186	153,770
Series 2017-22, Class IO	0.748	12-16-57	902,795	32,610
Series 2017-41, Class IO	0.565	07-16-58	2,633,914	58,808
Series 2017-46, Class IO	0.651	11-16-57	3,897,953	145,841
Series 2017-61, Class IO	0.701	05-16-59	1,453,369	52,615
Series 2018-114, Class IO	0.591	04-16-60	1,872,076	73,646
Series 2018-158, Class IO	0.792	05-16-61	12,460,737	713,081
Series 2018-69, Class IO	0.606	04-16-60	1,931,213	85,978
Series 2018-9, Class IO	0.443	01-16-60	3,699,504	111,599
Series 2019-131, Class IO	0.803	07-16-61	6,066,775	343,401
Series 2020-100, Class IO	0.785	05-16-62	8,531,313	506,764
Series 2020-108, Class IO	0.847	06-16-62	23,715,676	1,365,416
Series 2020-114, Class IO	0.801	09-16-62	29,408,800	1,658,927
Series 2020-118, Class IO	0.883	06-16-62	19,615,573	1,164,078
Series 2020-119, Class IO	0.606	08-16-62	8,652,705	402,578
Series 2020-120, Class IO	0.768	05-16-62	22,775,755	1,335,308
Series 2020-137, Class IO	0.797	09-16-62	29,231,397	1,678,698
Series 2020-150, Class IO	0.964	12-16-62	14,885,119	968,299
Series 2020-170, Class IO	0.835	11-16-62	20,045,299	1,278,279
Series 2020-92, Class IO	0.880	02-16-62	19,407,306	1,166,548
Series 2021-10, Class IO	0.987	05-16-63	14,254,462	1,026,368
Series 2021-11, Class IO	1.021	12-16-62	22,085,570	1,579,158
Series 2021-3, Class IO	0.869	09-16-62	35,293,363	2,234,345
Series 2021-40, Class IO	0.822	02-16-63	6,664,910	408,236
Series 2022-181, Class IO	0.718	07-16-64	7,017,917	445,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-21, Class IO	0.784	10-16-63	6,649,517	$382,351
Series 2022-221, Class IO	0.844	06-16-64	24,355,668	1,514,243
Series 2023-105, Class IO	0.745	07-16-65	15,660,855	991,067
Series 2023-177, Class IO	0.858	06-16-65	24,099,456	1,545,681
Series 2023-197, Class IO	1.317	09-16-65	7,270,535	625,359
Series 2023-30, Class IO	1.146	11-16-64	12,442,080	872,694
Series 2023-33, Class IO	0.935	05-16-63	19,935,943	1,371,180
Series 2023-36, Class IO	0.935	10-16-64	21,821,425	1,409,559
Series 2023-62, Class IO	0.937	02-16-65	15,739,738	1,048,699

Series 2023-91, Class IO	0.875	04-16-65	19,607,430	1,430,358
Asset-backed securities 6.9%				$240,236,819
(Cost $247,545,743)
Asset-backed securities 6.9%				240,236,819
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	2,654,342	2,601,343
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(D)	6.600	07-20-37	3,113,000	3,134,987
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	707,722
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,354,141
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,435,153
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(D)	6.755	07-25-37	2,111,000	2,116,871
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	643,117	589,034
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,557,700	4,317,656
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,118,602
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(D)	6.844	07-25-37	1,561,000	1,570,556
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(D)	6.247	03-13-37	1,350,000	1,357,957
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,115,958	2,825,506
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,107,038	1,098,471
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,434,660	2,337,797
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,384,380	4,412,227
25	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,714,737	$3,612,827
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,388,099	3,192,490
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	4,001,977	3,667,643
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,478,180	2,244,059
Series 2022-1A, Class A (A)	2.720	01-18-47	1,896,704	1,720,275
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,130,108
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,321,000	2,331,155
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,652,833
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,423,745
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,298,782
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,798,118
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,650,525	1,601,546
Series 2021-1A, Class A2I (A)	2.045	11-20-51	5,559,070	5,250,149
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,595,324
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	3,988,420	3,891,501
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,190,925
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,856,987
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,281,819	3,065,087
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,521,323	3,171,058
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,039,875	4,122,093
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(D)	6.092	04-18-37	2,330,000	2,347,109
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,539,000	3,527,300
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,008,044
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,858,366
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,274,917
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(D)	6.067	07-20-37	1,377,000	1,381,879
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	1,068,080	1,046,310
Series 2021-1A, Class A2 (A)	2.773	04-20-29	2,031,801	1,993,759
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	$3,180,088
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	2,918,478
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,260,392
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,656,736	3,500,818
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(D)	6.782	07-15-37	2,212,000	2,222,593
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	2,245,000	2,302,713
Series 2024-1A, Class A2 (A)	6.230	04-20-54	3,070,000	3,136,440
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	3,354,804	3,193,361
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,141,007	998,168
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,622,350	4,258,431
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,932,358	1,751,645
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,316,409
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	2,147,094
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	363,987	357,117
Series 2021-FHT1, Class A (A)	3.104	07-25-26	305,555	294,295
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(D)	6.077	04-20-37	1,624,000	1,636,032
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(D)	6.694	07-20-37	1,695,000	1,703,353
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,765,851	2,587,739
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,740,259
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(D)	5.946	01-15-38	1,762,000	1,762,000
SCF Equipment Leasing LLC
Series 2021-1A, Class B (A)	1.370	08-20-29	588,118	585,528
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,176,000	3,258,751
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,429,870	2,197,624
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,474,855	1,496,496
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	712,419	633,240
Series 2024-A, Class A1A (A)	5.240	03-15-56	2,809,387	2,830,649
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,533,556	2,540,293
27	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,954,845	$2,851,607
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,439,710	2,296,167
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,546,717	2,261,258
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,657,000	1,683,365
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,484,000	1,507,009
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,617,000	3,575,507
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	629,847	601,221
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,059,000	1,054,790
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	4,801,478	4,476,460
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	4,021,255	3,718,153
Series 2021-1A, Class A (A)	1.650	02-20-46	1,685,813	1,498,034
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,817,522	2,579,739
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,893,083	3,545,332
Series 2021-1A, Class A (A)	1.860	03-20-46	2,300,410	2,053,138
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,160,924
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	820,563	781,883
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,079,000	6,206,902
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	2,690,862	2,467,284
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,612,250	3,235,100
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	597,375	549,797
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	5,797,489
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,360,000	1,379,510
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,096,573	1,913,732

	Shares	Value
Preferred securities 0.0%		$290,498
(Cost $309,384)
Financials 0.0%		290,498
Banks 0.0%
Wells Fargo & Company, 7.500%	238	290,498

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	28

	Yield (%)	Shares	Value
Short-term investments 1.0%			$34,796,769
(Cost $34,797,536)
Short-term funds 1.0%			34,796,769
John Hancock Collateral Trust (G)	4.4849(H)	3,478,738	34,796,769

Total investments (Cost $3,580,516,098) 100.1%	$3,505,965,798
Other assets and liabilities, net (0.1%)	(2,684,237)
Total net assets 100.0%	$3,503,281,561

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $606,726,633 or 17.3% of the fund’s net assets as of 11-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 11-30-24.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,323,223.
(H)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $3,586,332,338. Net unrealized depreciation aggregated to $80,366,540, of which $35,825,957 related to gross unrealized appreciation and $116,192,497 related to gross unrealized depreciation.
29	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,545,718,562) including $5,215,445 of securities loaned	$3,471,169,029
Affiliated investments, at value (Cost $34,797,536)	34,796,769
Total investments, at value (Cost $3,580,516,098)	3,505,965,798
Dividends and interest receivable	24,427,402
Receivable for fund shares sold	7,360,258
Receivable for securities lending income	1,535
Receivable from affiliates	4,929
Other assets	373,314
Total assets	3,538,133,236
Liabilities
Distributions payable	392,433
Payable for investments purchased	17,868,803
Payable for delayed-delivery securities purchased	7,397,160
Payable for fund shares repurchased	3,265,100
Payable upon return of securities loaned	5,323,510
Payable to affiliates
Accounting and legal services fees	110,659
Transfer agent fees	233,918
Distribution and service fees	11,052
Trustees’ fees	3,766
Other liabilities and accrued expenses	245,274
Total liabilities	34,851,675
Net assets	$3,503,281,561
Net assets consist of
Paid-in capital	$3,906,941,588
Total distributable earnings (loss)	(403,660,027)
Net assets	$3,503,281,561

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	30

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($525,813,489 ÷ 57,529,926 shares)[1]	$9.14
Class C ($11,730,693 ÷ 1,283,474 shares)[1]	$9.14
Class I ($1,955,139,281 ÷ 213,823,722 shares)	$9.14
Class R2 ($7,103,167 ÷ 776,845 shares)	$9.14
Class R4 ($188,244 ÷ 20,586 shares)	$9.14
Class R6 ($1,003,306,687 ÷ 109,731,095 shares)	$9.14
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
31	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$79,425,251
Dividends from affiliated investments	414,703
Dividends	8,925
Securities lending	3,905
Total investment income	79,852,784
Expenses
Investment management fees	6,780,027
Distribution and service fees	737,046
Accounting and legal services fees	327,162
Transfer agent fees	1,395,560
Trustees’ fees	38,517
Custodian fees	195,265
State registration fees	106,162
Printing and postage	101,856
Professional fees	94,407
Other	73,421
Total expenses	9,849,423
Less expense reductions	(1,142,644)
Net expenses	8,706,779
Net investment income	71,146,005
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(7,451,551)
Affiliated investments	11,176
Futures contracts	1,393,944
(6,046,431)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	96,554,620
Affiliated investments	(1,351)
Futures contracts	23,606
96,576,875
Net realized and unrealized gain	90,530,444
Increase in net assets from operations	$161,676,449
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	32

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$71,146,005	$124,616,301
Net realized loss	(6,046,431)	(77,815,245)
Change in net unrealized appreciation (depreciation)	96,576,875	14,580,741
Increase in net assets resulting from operations	161,676,449	61,381,797
Distributions to shareholders
From earnings
Class A	(10,144,228)	(21,256,993)
Class C	(180,657)	(379,741)
Class I	(38,995,134)	(70,333,217)
Class R2	(130,837)	(196,493)
Class R4	(4,438)	(11,333)
Class R6	(21,086,735)	(38,008,022)
Total distributions	(70,542,029)	(130,185,799)
From fund share transactions	23,119,084	685,668,174
Total increase	114,253,504	616,864,172
Net assets
Beginning of period	3,389,028,057	2,772,163,885
End of period	$3,503,281,561	$3,389,028,057
33	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.89	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[2]	0.18	0.33	0.26	0.19	0.19	0.23
Net realized and unrealized gain (loss) on investments	0.25	(0.19)	(0.50)	(1.18)	0.03	0.57
Total from investment operations	0.43	0.14	(0.24)	(0.99)	0.22	0.80
Less distributions
From net investment income	(0.18)	(0.35)	(0.29)	(0.24)	(0.23)	(0.28)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.18)	(0.35)	(0.29)	(0.26)	(0.36)	(0.28)
Net asset value, end of period	$9.14	$8.89	$9.10	$9.63	$10.88	$11.02
Total return (%)[3,4]	4.81[5]	1.55	(2.43)	(9.24)	1.96	7.70
Ratios and supplemental data
Net assets, end of period (in millions)	$526	$555	$538	$545	$610	$520
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]	0.82	0.83	0.81	0.82	0.84
Expenses including reductions	0.74[6]	0.75	0.75	0.74	0.75	0.76
Net investment income	3.87[6]	3.70	2.87	1.78	1.70	2.18
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	34

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.89	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[2]	0.14	0.26	0.19	0.11	0.11	0.15
Net realized and unrealized gain (loss) on investments	0.25	(0.19)	(0.50)	(1.18)	0.03	0.57
Total from investment operations	0.39	0.07	(0.31)	(1.07)	0.14	0.72
Less distributions
From net investment income	(0.14)	(0.28)	(0.22)	(0.16)	(0.15)	(0.20)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.14)	(0.28)	(0.22)	(0.18)	(0.28)	(0.20)
Net asset value, end of period	$9.14	$8.89	$9.10	$9.63	$10.88	$11.02
Total return (%)[3,4]	4.41[5]	0.79	(3.16)	(9.92)	1.20	6.90
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$12	$13	$15	$22	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	1.57	1.58	1.56	1.57	1.59
Expenses including reductions	1.49[6]	1.50	1.50	1.49	1.50	1.51
Net investment income	3.12[6]	2.94	2.10	1.01	0.95	1.42
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
35	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02	$10.50
Net investment income[2]	0.19	0.35	0.29	0.21	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.24	(0.18)	(0.50)	(1.18)	0.04	0.57
Total from investment operations	0.43	0.17	(0.21)	(0.97)	0.26	0.83
Less distributions
From net investment income	(0.19)	(0.37)	(0.32)	(0.27)	(0.26)	(0.31)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.19)	(0.37)	(0.32)	(0.29)	(0.39)	(0.31)
Net asset value, end of period	$9.14	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[3]	4.82[4]	1.91	(2.19)	(9.09)	2.31	7.97
Ratios and supplemental data
Net assets, end of period (in millions)	$1,955	$1,830	$1,431	$994	$1,309	$930
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[5]	0.57	0.58	0.56	0.57	0.59
Expenses including reductions	0.49[5]	0.50	0.50	0.49	0.50	0.51
Net investment income	4.12[5]	3.95	3.14	2.01	1.94	2.39
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	36

CLASS R2 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[2]	0.17	0.32	0.25	0.17	0.17	0.22
Net realized and unrealized gain (loss) on investments	0.24	(0.18)	(0.50)	(1.17)	0.03	0.57
Total from investment operations	0.41	0.14	(0.25)	(1.00)	0.20	0.79
Less distributions
From net investment income	(0.17)	(0.34)	(0.28)	(0.23)	(0.21)	(0.27)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.17)	(0.34)	(0.28)	(0.25)	(0.34)	(0.27)
Net asset value, end of period	$9.14	$8.90	$9.10	$9.63	$10.88	$11.02
Total return (%)[3]	4.62[4]	1.55	(2.57)	(9.37)	1.82	7.57
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$5	$7	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.93	0.96	0.95	0.97	0.98
Expenses including reductions	0.87[5]	0.86	0.89	0.89	0.89	0.90
Net investment income	3.75[5]	3.60	2.68	1.63	1.56	2.01
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
37	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02	$10.50
Net investment income[2]	0.18	0.34	0.27	0.20	0.20	0.25
Net realized and unrealized gain (loss) on investments	0.24	(0.18)	(0.50)	(1.19)	0.04	0.56
Total from investment operations	0.42	0.16	(0.23)	(0.99)	0.24	0.81
Less distributions
From net investment income	(0.18)	(0.36)	(0.30)	(0.25)	(0.24)	(0.29)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.18)	(0.36)	(0.30)	(0.27)	(0.37)	(0.29)
Net asset value, end of period	$9.14	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[3]	4.74[4]	1.78	(2.33)	(9.22)	2.17	7.82
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.80	0.82	0.81	0.81	0.83
Expenses including reductions	0.64[6]	0.63	0.64	0.64	0.64	0.64
Net investment income	3.98[6]	3.79	2.99	1.87	1.81	2.29
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	38

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02	$10.51
Net investment income[2]	0.19	0.36	0.30	0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	0.24	(0.18)	(0.50)	(1.19)	0.04	0.56
Total from investment operations	0.43	0.18	(0.20)	(0.96)	0.27	0.83
Less distributions
From net investment income	(0.19)	(0.38)	(0.33)	(0.28)	(0.27)	(0.32)
From net realized gain	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.19)	(0.38)	(0.33)	(0.30)	(0.40)	(0.32)
Net asset value, end of period	$9.14	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[3]	4.88[4]	2.03	(2.08)	(9.00)	2.42	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$1,003	$985	$785	$763	$795	$591
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[5]	0.46	0.47	0.45	0.47	0.48
Expenses including reductions	0.38[5]	0.38	0.39	0.39	0.39	0.40
Net investment income	4.23[5]	4.06	3.23	2.13	2.05	2.53
Portfolio turnover (%)	55	177	143	123	122	151

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
39	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Investment Grade Bond Fund	40

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,968,490,269	—	$1,968,490,269	—
Corporate bonds	1,098,817,286	—	1,098,817,286	—
Municipal bonds	12,177,122	—	12,177,122	—
Collateralized mortgage obligations	151,157,035	—	151,157,035	—
Asset-backed securities	240,236,819	—	240,236,819	—
Preferred securities	290,498	$290,498	—	—
Short-term investments	34,796,769	34,796,769	—	—
Total investments in securities	$3,505,965,798	$35,087,267	$3,470,878,531	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often
41	JOHN HANCOCK Investment Grade Bond Fund |

involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Investment Grade Bond Fund	42

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2024, the fund loaned securities valued at $5,215,445 and received $5,323,510 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $12,487.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $186,900,920 and a long-term capital loss carryforward of $129,895,241 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
43	JOHN HANCOCK Investment Grade Bond Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2024, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $51.2 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2024.
| JOHN HANCOCK Investment Grade Bond Fund	44

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$1,393,944
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$23,606
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage
45	JOHN HANCOCK Investment Grade Bond Fund |

fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
Effective August 30, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets. Expenses exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$172,740
Class C	3,827
Class I	634,901
Class R2	2,306
Class	Expense reduction
Class R4	$72
Class R6	328,685
Total	$1,142,531

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $113 for Class R4 shares for the six months ended November 30, 2024.
| JOHN HANCOCK Investment Grade Bond Fund	46

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $175,149 for the six months ended November 30, 2024. Of this amount, $25,567 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $149,582 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $5,750 and $650 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$661,083	$296,108
Class C	58,580	6,561
Class I	—	1,069,357
Class R2	16,988	163
Class R4	395	6
Class R6	—	23,365
Total	$737,046	$1,395,560
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
47	JOHN HANCOCK Investment Grade Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,689,227	$42,965,925	17,163,712	$153,113,635
Distributions reinvested	1,086,225	9,929,842	2,334,789	20,786,261
Repurchased	(10,668,499)	(96,765,507)	(16,255,670)	(144,187,908)
Net increase (decrease)	(4,893,047)	$(43,869,740)	3,242,831	$29,711,988
Class C shares
Sold	207,973	$1,914,916	366,275	$3,271,971
Distributions reinvested	17,987	164,427	38,517	342,945
Repurchased	(244,463)	(2,233,002)	(523,988)	(4,676,598)
Net decrease	(18,503)	$(153,659)	(119,196)	$(1,061,682)
Class I shares
Sold	45,110,216	$413,943,259	123,439,792	$1,101,689,617
Distributions reinvested	4,023,207	36,799,485	7,386,850	65,773,264
Repurchased	(41,047,250)	(374,302,384)	(82,345,664)	(730,744,815)
Net increase	8,086,173	$76,440,360	48,480,978	$436,718,066
Class R2 shares
Sold	34,497	$317,229	316,526	$2,839,787
Distributions reinvested	5,088	46,544	4,379	38,961
Repurchased	(21,375)	(198,853)	(72,059)	(629,807)
Net increase	18,210	$164,920	248,846	$2,248,941
Class R4 shares
Sold	2,309	$21,041	8,234	$73,525
Distributions reinvested	482	4,407	1,256	11,197
Repurchased	(13,888)	(126,948)	(17,708)	(157,727)
Net decrease	(11,097)	$(101,500)	(8,218)	$(73,005)
Class R6 shares
Sold	13,720,548	$125,546,799	44,702,640	$397,903,293
Distributions reinvested	2,292,488	20,966,582	4,236,595	37,729,534
Repurchased	(16,971,432)	(155,874,678)	(24,451,810)	(217,508,961)
Net increase (decrease)	(958,396)	$(9,361,297)	24,487,425	$218,123,866
Total net increase	2,223,340	$23,119,084	76,332,666	$685,668,174
| JOHN HANCOCK Investment Grade Bond Fund	48

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $518,580,351 and $480,481,204, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $1,359,499,556 and $1,385,757,102, respectively, for the six months ended November 30, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,478,738	$12,299,144	$582,273,288	$(559,785,488)	$11,176	$(1,351)	$418,608	—	$34,796,769

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
49	JOHN HANCOCK Investment Grade Bond Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	50

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
51	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, five- and ten-year periods ended December 31, 2023, and underperformed for the three-year period. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	52

waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
53	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	54

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
55	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089185	55SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Bond Fund
Fixed income
November 30, 2024

John Hancock
Short Duration Bond Fund

2	Fund’s investments
17	Financial statements
20	Financial highlights
25	Notes to financial statements
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SHORT DURATION BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.1%				$164,023,918
(Cost $164,137,888)
U.S. Government 14.1%				164,023,918
U.S. Treasury
Note	3.125	08-31-27	17,565,000	17,108,722
Note	3.875	12-31-27	76,145,000	75,624,468
Note	4.125	11-15-27	7,000,000	7,002,188
Note	4.125	07-31-28	24,600,000	24,600,961
Note	4.125	10-31-29	20,500,000	20,530,430
Note	4.250	06-30-29	6,012,000	6,047,461

Note	4.375	08-31-28	13,000,000	13,109,688
Corporate bonds 68.9%				$803,247,686
(Cost $795,972,203)
Communication services 3.4%				39,808,580
Diversified telecommunication services 0.9%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,886,944
AT&T, Inc.	2.300	06-01-27	3,000,000	2,837,636
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	1,204,000	1,194,399
IHS Holding, Ltd. (A)	7.875	05-29-30	716,000	704,029
Iliad Holding SASU (A)	7.000	10-15-28	3,000,000	3,046,542
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,229,948
Media 1.4%
CCO Holdings LLC (A)	5.125	05-01-27	5,836,000	5,757,174
Charter Communications Operating LLC	4.908	07-23-25	1,038,000	1,037,444
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,000,000	1,820,090
Paramount Global	3.375	02-15-28	1,000,000	943,040
Paramount Global	3.700	06-01-28	3,995,000	3,790,249
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,474,042
Townsquare Media, Inc. (A)	6.875	02-01-26	2,000,000	1,997,539
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,640,403
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,449,101
Consumer discretionary 6.6%				77,405,287
Automobiles 2.7%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,371,622
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,786,793
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	2,025,164
Ford Motor Credit Company LLC	6.800	05-12-28	1,000,000	1,042,775
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,995,581
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	2,008,222
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	5.350	07-15-27	3,000,000	$3,038,122
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,019,510
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,023,836
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,973,495
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,309,880
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,853,523
Hotels, restaurants and leisure 2.6%
Carnival Corp. (A)	4.000	08-01-28	3,447,000	3,281,479
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,000,000	3,219,970
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,990,692
Hyatt Hotels Corp.	5.375	04-23-25	2,665,000	2,666,284
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,546,666
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,048,089
Marriott International, Inc.	5.750	05-01-25	1,610,000	1,613,856
NCL Corp., Ltd. (A)	5.875	02-15-27	2,000,000	2,002,084
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,301,688
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,181,711
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,000,208
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,023,641
Household durables 1.0%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,238,341
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,537,098
Newell Brands, Inc.	6.375	09-15-27	4,000,000	4,055,925
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	3,035,348
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,908,448
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,800,000	1,305,236
Consumer staples 1.7%				19,391,581
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,979,929
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,983,140
Food products 1.1%
Coruripe Netherlands BV (A)	10.000	02-10-27	1,500,000	1,497,754
JBS USA LUX SA	2.500	01-15-27	6,500,000	6,171,828
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,901,998
NBM US Holdings, Inc. (A)	7.000	05-14-26	1,850,000	1,856,932
Energy 8.7%				101,368,177
Oil, gas and consumable fuels 8.7%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,498,779
3	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Buckeye Partners LP (A)	4.125	03-01-25	1,592,000	$1,583,221
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	846,194
Continental Resources, Inc.	4.375	01-15-28	7,100,000	6,948,541
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,064,185
Enbridge, Inc.	5.250	04-05-27	3,000,000	3,044,111
Energy Transfer LP	4.750	01-15-26	2,000,000	1,997,076
Energy Transfer LP	5.500	06-01-27	4,000,000	4,069,045
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	3,273,000	3,274,506
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	3,000,000	2,957,791
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,406,889
Expand Energy Corp.	5.700	01-23-25	5,000,000	4,997,727
Hess Corp.	4.300	04-01-27	4,000,000	3,970,978
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,997,495
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,080,000	3,270,056
MPLX LP	1.750	03-01-26	1,500,000	1,443,868
MPLX LP	4.000	03-15-28	3,000,000	2,930,701
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,528,925
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,904,624
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,078,636
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,510,663
Parkland Corp. (A)	5.875	07-15-27	5,300,000	5,291,115
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,213,365
South Bow USA Infrastructure Holdings LLC (A)	4.911	09-01-27	3,000,000	2,996,853
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,693,321
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,990,931
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,723,440
Venture Global LNG, Inc. (A)	8.125	06-01-28	3,000,000	3,135,141
Financials 22.8%				265,757,989
Banks 14.3%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,938,903
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,979,392
Bank of America Corp.	3.950	04-21-25	12,700,000	12,648,204
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	2,022,803
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,120,892
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	3,000,000	$3,224,616
BPCE SA (A)	5.203	01-18-27	2,000,000	2,020,137
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,024,897
Citigroup, Inc.	4.450	09-29-27	1,000,000	989,295
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,989,969
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	2,976,991
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,038,207
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,306,043
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,277,773
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	2,000,000	1,986,877
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,238,517
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,085,999
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,281,793
KeyBank NA	5.850	11-15-27	2,500,000	2,570,806
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,528,337
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,557,523
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	4,507,000	4,534,182
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,500,000	2,473,337
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	3,200,000	3,178,509
Popular, Inc.	7.250	03-13-28	3,250,000	3,365,703
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,444,246
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,322,129
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,983,049
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,992,989
Societe Generale SA (A)	5.250	02-19-27	3,000,000	3,011,341
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)	10.000	11-14-28	5,000,000	5,360,145
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,496,819
5	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	$4,998,281
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	2,500,000	2,528,927
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	5,026,710
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,045,513
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,895,489
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,366,551
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,562,956
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,300,537
Capital markets 4.6%
Ares Capital Corp.	7.000	01-15-27	2,800,000	2,900,031
Ares Strategic Income Fund (A)	5.700	03-15-28	4,000,000	4,014,035
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,822,533
Blackstone Private Credit Fund (A)	4.950	09-26-27	1,500,000	1,480,153
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,557,092
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	6,000,000	6,076,347
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,911,042
Morgan Stanley	3.875	01-27-26	4,500,000	4,460,158
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,994,862
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	3,008,345
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,495,058
State Street Corp. (4.857% to 1-26-25, then Overnight SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,315,654
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (B)	3.700	03-20-26	2,000,000	1,951,002
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,338,811
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,221,749
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,720,665
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	$6,164,428
Consumer finance 0.9%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	1,995,799
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,603,005
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,276,996
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,079,377
Financial services 0.6%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	500,000	520,269
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	4,995,934
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,523,400
Insurance 2.1%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,048,111
American National Group, Inc.	5.000	06-15-27	2,500,000	2,492,090
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,741,706
Athene Global Funding (A)	5.516	03-25-27	4,000,000	4,056,171
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,674,510
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,527,462
CNO Global Funding (A)	5.875	06-04-27	3,250,000	3,322,338
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,894,780
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,930,310
Starwood Property Trust, Inc. (A)	4.375	01-15-27	2,000,000	1,948,379
Health care 3.4%				40,118,831
Biotechnology 0.6%
Amgen, Inc.	2.200	02-21-27	2,500,000	2,375,654
Amgen, Inc.	5.150	03-02-28	4,000,000	4,060,028
Health care equipment and supplies 0.6%
Solventum Corp. (A)	5.450	02-25-27	5,500,000	5,568,653
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,746,478
Health care providers and services 1.2%
Centene Corp.	2.450	07-15-28	4,500,000	4,068,704
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	938,164
HCA, Inc.	3.125	03-15-27	2,550,000	2,456,067
HCA, Inc.	4.500	02-15-27	1,200,000	1,190,730
HCA, Inc.	5.250	06-15-26	2,000,000	2,005,245
Rede D’Or Finance Sarl (A)	4.950	01-17-28	4,000,000	3,874,166
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.809	05-08-27	337,000	343,483
7	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 1.0%
Organon & Company (A)	4.125	04-30-28	2,500,000	$2,369,343
Royalty Pharma PLC	1.750	09-02-27	1,000,000	922,441
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,787,199
Utah Acquisition Sub, Inc.	3.950	06-15-26	3,466,000	3,412,476
Industrials 9.6%				111,627,049
Aerospace and defense 1.2%
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,025,409
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,579,569
The Boeing Company	2.196	02-04-26	5,500,000	5,315,287
The Boeing Company (A)	6.259	05-01-27	3,000,000	3,074,226
Commercial services and supplies 1.3%
Albion Financing 1 SARL (A)	6.125	10-15-26	4,803,000	4,805,690
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,301,178
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,855,117
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,760,774
Construction and engineering 0.9%
MasTec, Inc. (A)	4.500	08-15-28	4,500,000	4,392,243
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,002,011
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,793,505
Electrical equipment 0.4%
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	3,467,775
Regal Rexnord Corp.	6.050	04-15-28	1,500,000	1,542,699
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,782,568
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,559,380
Passenger airlines 4.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	9,131,380
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	02-15-29	3,260,623	3,233,284
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	02-15-27	255,446	257,997
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,826,138	4,678,296
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,115,432	1,066,459
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29	628,528	590,449
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27	1,143,946	1,124,443
American Airlines 2017-2 Class B Pass Through Trust	3.700	04-15-27	1,714,048	1,689,989
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,282,895	$2,142,006
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,220	2,361,196
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,421,841
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,200,000	2,218,656
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,896,623	1,858,809
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	944,070	879,319
United Airlines 2016-1 Class B Pass Through Trust	3.650	07-07-27	252,674	247,082
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	4,549,333	4,659,095
United Airlines 2020-1 Class B Pass Through Trust	4.875	07-15-27	1,400,000	1,396,791
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26	5,471,968	5,450,538
Professional services 0.5%
Concentrix Corp.	6.650	08-02-26	5,500,000	5,605,432
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,823,674
Air Lease Corp.	2.200	01-15-27	2,000,000	1,898,479
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,634,403
Information technology 2.2%				25,244,286
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	5.050	04-05-27	3,000,000	3,033,057
IT services 0.7%
CDW LLC	2.670	12-01-26	2,000,000	1,910,177
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,952,428
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,273,274
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,050,108
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,469,934
Technology hardware, storage and peripherals 0.6%
Dell International LLC	6.020	06-15-26	2,549,000	2,588,007
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,967,301
Materials 2.6%				30,846,070
Chemicals 0.7%
Braskem Netherlands Finance BV (A)	4.500	01-10-28	1,000,000	935,835
EIDP, Inc.	4.500	05-15-26	4,000,000	3,999,073
FMC Corp.	5.150	05-18-26	3,500,000	3,508,887
9	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,000,000	$1,992,170
Can-Pack SA (A)	3.125	11-01-25	935,000	908,127
Sonoco Products Company	4.450	09-01-26	2,000,000	1,987,914
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,993,915
Trivium Packaging Finance BV (A)	8.500	08-15-27	1,000,000	1,001,787
Metals and mining 1.1%
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	488,395
CSN Islands XI Corp. (A)	6.750	01-28-28	3,000,000	2,881,730
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,450,000	3,454,016
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,681,201
Newmont Corp.	5.300	03-15-26	2,000,000	2,013,020
Real estate 3.3%				38,130,412
Diversified REITs 0.1%
Trust Fibra Uno (A)	5.250	01-30-26	1,000,000	996,565
Health care REITs 0.3%
Diversified Healthcare Trust (A)(C)	5.603	01-15-26	3,750,000	3,523,706
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,291,527
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,440,517
Boston Properties LP	3.650	02-01-26	2,000,000	1,969,585
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	2,852,991
Specialized REITs 2.2%
American Tower Corp.	3.550	07-15-27	6,000,000	5,834,520
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,884,584
GLP Capital LP	5.250	06-01-25	3,700,000	3,697,003
GLP Capital LP	5.375	04-15-26	1,115,000	1,115,200
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,914,201
SBA Tower Trust (A)	2.836	01-15-50	1,200,000	1,196,494
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,984,370
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,452,634
VICI Properties LP	4.750	02-15-28	4,000,000	3,976,515
Utilities 4.6%				53,549,424
Electric utilities 3.2%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,023,671
Duke Energy Corp.	5.000	12-08-25	2,000,000	2,006,768
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	3,000,000	2,973,205
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	$2,020,374
Eversource Energy	4.750	05-15-26	3,000,000	3,000,133
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,984,419
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,900,523
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,034,969
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	3,000,000	3,327,678
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,799,473
PG&E Corp.	5.000	07-01-28	4,000,000	3,927,116
Independent power and renewable electricity producers 1.1%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	3,000,000	3,078,948
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,937,951
Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,004,346
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	3,497,732
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	3,032,118
Term loans (D) 0.2%				$2,136,796
(Cost $2,115,476)
Consumer discretionary 0.1%				1,133,560
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	01-27-31	1,129,325	1,133,560
Consumer staples 0.1%				1,003,236
Food products 0.1%

Fiesta Purchaser, Inc., Initial Term Loan (3 month CME Term SOFR + 4.000%)	8.553	01-31-31	997,500	1,003,236
Collateralized mortgage obligations 1.4%				$16,218,807
(Cost $17,137,295)
Commercial and residential 1.2%				13,781,496
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	737,449	725,785
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	74,387	72,075
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	514,656	498,425
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(E)	1.506	04-27-65	48,834	47,065
Credit Suisse Mortgage Capital Certificates
11	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NET, Class A (A)	2.257	08-15-37	732,955	$707,358
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(F)	6.301	05-15-41	3,000,000	3,007,500
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	5.823	03-15-38	1,594,200	1,571,283
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,000,000	1,839,366
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	175,113	162,643
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	6,190	5,900
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,350,000	1,358,457
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	992,332
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	28,571	27,807
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	89,527	83,671
Series 2021-SJ2, Class A1A (A)(E)	2.250	03-25-59	695,142	667,276
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(F)	6.824	04-15-60	3,000,000	2,014,553
U.S. Government Agency 0.2%				2,437,311
Federal Home Loan Mortgage Corp.

Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(F)	6.234	10-25-41	2,425,000	2,437,311
Asset-backed securities 13.9%				$162,617,895
(Cost $161,738,159)
Asset-backed securities 13.9%				162,617,895
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,562,757	1,531,553
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,958,791
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	2,320,000	2,321,537
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	1,966,751	1,990,675
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	910,583	862,624
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,015,198
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,523,993
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,013,580	$984,444
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(F)	5.484	01-25-70	589,644	587,888
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,479,075	3,266,721
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,860,000	2,878,165
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	497,423
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	3,061,718
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,884,895	1,776,073
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,885,652	4,879,601
Chase Auto Credit Linked Notes
Series 2021-3, Class D (A)	1.009	02-26-29	105,034	103,960
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	1,642,957	1,652,118
Series 2024-1A, Class A1 (A)	5.520	05-15-36	1,069,724	1,080,143
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,741,476	2,512,446
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	1,972,392	1,959,851
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	2,009,116
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	1,978,524
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,000,000	1,913,263
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,587,274
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,483,248	2,409,558
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,542,764
Series 2024-2, Class A3 (A)	4.590	08-22-30	2,000,000	2,000,712
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	771,090
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,148,901
Driven Brands Funding LLC
Series 2022-1A, Class A2 (A)	7.393	10-20-52	1,195,439	1,212,857
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(F)	5.849	07-25-69	237,312	237,018
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	223,329	217,209
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	872,788	879,354
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,499,160
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,511,256
13	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Frontier Issuer LLC
Series 2023-1, Class B (A)	8.300	08-20-53	2,380,000	$2,472,693
Series 2024-1, Class C (A)	11.160	06-20-54	382,000	426,937
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,941,257
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(F)	6.587	01-25-32	3,000,000	3,003,453
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,021,204
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,516,464
Harley-Davidson Motorcycle Trust
Series 2024-B, Class A3	4.310	07-16-29	1,000,000	996,421
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,122,554
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,333,748	1,342,618
Series 2024-3A, Class A (A)	4.980	08-27-40	3,000,000	3,001,123
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,612,843
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,218,000	3,037,407
Hyundai Auto Receivables Trust
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,771,851
John Deere Owner Trust
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,724,556
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,403,946
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	551,053	552,179
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (A)	7.460	10-20-52	400,000	410,389
Series 2023-1A, Class A2 (A)	6.560	04-20-53	943,000	967,242
MMAF Equipment Finance LLC
Series 2022-B, Class A3 (A)	5.610	07-10-28	2,708,231	2,715,703
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,133,226	1,120,585
Series 2022-2A, Class A (A)	6.110	10-21-41	842,123	855,342
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(F)	6.324	10-15-31	49,903	49,995
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,895,000	2,667,075
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(F)	6.818	07-15-34	500,000	501,391
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,000,000	1,843,831
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,000,000	1,785,525
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	$5,478,897
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,020,908
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,033,041
Progress Residential Trust
Series 2021-SFR2, Class B (A)	1.796	04-19-38	5,000,000	4,820,791
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,288,378
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	13,690	13,669
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (A)	6.500	10-21-30	3,726,936	3,769,906
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,915,045
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	2,842,500	2,812,914
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	1,618,163	1,602,425
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(F)	5.474	10-15-35	128,436	128,257
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,915,000	1,848,092
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(F)	5.324	04-17-38	2,060,359	2,043,920
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,577,757
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(E)	0.918	02-25-63	285,644	277,513
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	3,966,052	3,986,450
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,229,167	2,940,720
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	566,084	573,679
Verizon Master Trust
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,028,112
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,485,945
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,846,000	2,875,874
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,250,000	1,248,145
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	395,790	373,175
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (A)	11.170	04-20-54	3,000,000	3,246,720

15	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $1,141,101,021) 98.5%	$1,148,245,102
Other assets and liabilities, net 1.5%	17,882,305
Total net assets 100.0%	$1,166,127,407

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $457,290,629 or 39.2% of the fund’s net assets as of 11-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $1,145,093,553. Net unrealized appreciation aggregated to $3,151,549, of which $6,697,028 related to gross unrealized appreciation and $3,545,479 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	85.5%
United Kingdom	2.8%
Canada	2.7%
France	2.5%
Luxembourg	1.3%
Netherlands	1.0%
Other countries	4.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	16

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,141,101,021)	$1,148,245,102
Cash	6,426,449
Interest receivable	12,920,912
Receivable for fund shares sold	2,904,166
Other assets	79,667
Total assets	1,170,576,296
Liabilities
Payable for investments purchased	4,018,440
Payable for fund shares repurchased	250,639
Payable to affiliates
Accounting and legal services fees	36,375
Transfer agent fees	20,449
Trustees’ fees	1,264
Other liabilities and accrued expenses	121,722
Total liabilities	4,448,889
Net assets	$1,166,127,407
Net assets consist of
Paid-in capital	$1,192,867,594
Total distributable earnings (loss)	(26,740,187)
Net assets	$1,166,127,407

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($98,052,289 ÷ 10,471,841 shares)[1]	$9.36
Class C ($1,640,806 ÷ 175,075 shares)[1]	$9.37
Class I ($128,103,135 ÷ 13,680,964 shares)	$9.36
Class R6 ($58,973,007 ÷ 6,295,623 shares)	$9.37
Class NAV ($879,358,170 ÷ 93,929,998 shares)	$9.36
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.58

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
17	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$28,586,608
Expenses
Investment management fees	1,119,769
Distribution and service fees	118,707
Accounting and legal services fees	104,001
Transfer agent fees	117,315
Trustees’ fees	12,206
Custodian fees	108,905
State registration fees	40,965
Printing and postage	10,602
Professional fees	59,298
Other	19,726
Total expenses	1,711,494
Less expense reductions	(46,397)
Net expenses	1,665,097
Net investment income	26,921,511
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,793,173
1,793,173
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	10,635,952
10,635,952
Net realized and unrealized gain	12,429,125
Increase in net assets from operations	$39,350,636
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$26,921,511	$49,223,122
Net realized gain (loss)	1,793,173	(7,286,334)
Change in net unrealized appreciation (depreciation)	10,635,952	15,312,251
Increase in net assets resulting from operations	39,350,636	57,249,039
Distributions to shareholders
From earnings
Class A	(2,124,901)	(3,369,973)
Class C	(28,849)	(56,235)
Class I	(2,919,036)	(3,960,394)
Class R6	(1,486,034)	(1,400,973)
Class NAV	(21,312,287)	(42,794,695)
Total distributions	(27,871,107)	(51,582,270)
From fund share transactions	106,634,171	(28,391,695)
Total increase (decrease)	118,113,700	(22,724,926)
Net assets
Beginning of period	1,048,013,707	1,070,738,633
End of period	$1,166,127,407	$1,048,013,707
19	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.22	0.40	0.32	0.16	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.10	0.08	(0.23)	(0.48)	0.25	(0.03)
Total from investment operations	0.32	0.48	0.09	(0.32)	0.43	0.15
Less distributions
From net investment income	(0.22)	(0.42)	(0.36)	(0.26)	(0.27)	(0.25)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	(0.22)	(0.42)	(0.36)	(0.27)	(0.27)	(0.25)
Net asset value, end of period	$9.36	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[4,5]	3.52[6]	5.27	1.08	(3.29)	4.39	1.56[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$83	$67	$16	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[7]	0.65	0.66	0.65	0.72	0.84[7]
Expenses including reductions	0.62[7]	0.64	0.65	0.64	0.65	0.65[7]
Net investment income	4.59[7]	4.37	3.48	1.60	1.80	2.03[7]
Portfolio turnover (%)	40	81	76	49	55	58

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	20

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.27	$9.21	$9.48	$10.07	$9.90	$10.00
Net investment income[3]	0.18	0.33	0.24	0.08	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.11	0.08	(0.22)	(0.47)	0.26	(0.04)
Total from investment operations	0.29	0.41	0.02	(0.39)	0.37	0.09
Less distributions
From net investment income	(0.19)	(0.35)	(0.29)	(0.19)	(0.20)	(0.19)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	(0.19)	(0.35)	(0.29)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$9.37	$9.27	$9.21	$9.48	$10.07	$9.90
Total return (%)[4,5]	3.13[6]	4.59	0.22	(3.91)	3.61	0.90[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[8]	1.40	1.41	1.40	1.47	1.59[8]
Expenses including reductions	1.37[8]	1.39	1.40	1.39	1.40	1.40[8]
Net investment income	3.84[8]	3.60	2.65	0.84	1.07	1.47[8]
Portfolio turnover (%)	40	81	76	49	55	58

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
21	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.23	0.43	0.35	0.18	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.11	0.08	(0.24)	(0.48)	0.25	(0.01)
Total from investment operations	0.34	0.51	0.11	(0.30)	0.45	0.17
Less distributions
From net investment income	(0.24)	(0.45)	(0.38)	(0.28)	(0.29)	(0.27)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	(0.24)	(0.45)	(0.38)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$9.36	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[4]	3.65[5]	5.53	1.33	(3.04)	4.64	1.75[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$128	$114	$75	$25	$25	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38[6]	0.40	0.41	0.40	0.47	0.60[6]
Expenses including reductions	0.37[6]	0.39	0.40	0.39	0.40	0.40[6]
Net investment income	4.84[6]	4.63	3.75	1.82	1.99	2.04[6]
Portfolio turnover (%)	40	81	76	49	55	58

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	22

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.27	$9.21	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.23	0.44	0.36	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.11	0.08	(0.23)	(0.48)	0.25	(0.01)
Total from investment operations	0.34	0.52	0.13	(0.29)	0.47	0.19
Less distributions
From net investment income	(0.24)	(0.46)	(0.39)	(0.29)	(0.31)	(0.29)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	(0.24)	(0.46)	(0.39)	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$9.37	$9.27	$9.21	$9.47	$10.06	$9.90
Total return (%)[4]	3.70[5]	5.76	1.43	(2.94)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$55	$25	$2	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27[7]	0.28	0.30	0.30	0.37	0.48[7]
Expenses including reductions	0.27[7]	0.28	0.29	0.29	0.29	0.29[7]
Net investment income	4.95[7]	4.77	3.93	1.97	2.18	2.32[7]
Portfolio turnover (%)	40	81	76	49	55	58

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
23	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.23	0.44	0.35	0.19	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.11	0.08	(0.23)	(0.47)	0.25	(0.04)
Total from investment operations	0.34	0.52	0.12	(0.28)	0.47	0.19
Less distributions
From net investment income	(0.24)	(0.46)	(0.39)	(0.30)	(0.31)	(0.29)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	(0.24)	(0.46)	(0.39)	(0.31)	(0.31)	(0.29)
Net asset value, end of period	$9.36	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[4]	3.71[5]	5.65	1.45	(2.93)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$879	$795	$902	$465	$508	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27[6]	0.28	0.29	0.29	0.36	0.47[6]
Expenses including reductions	0.26[6]	0.27	0.29	0.28	0.29	0.29[6]
Net investment income	4.96[6]	4.74	3.83	1.94	2.18	2.69[6]
Portfolio turnover (%)	40	81	76	49	55	58

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	24

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
25	JOHN HANCOCK Short Duration Bond Fund |

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2024, all investments are categorized as Level 2 under the hierarchy described above.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $4,587.
| JOHN HANCOCK Short Duration Bond Fund	26

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $5,980,993 and a long-term capital loss carryforward of $23,877,844 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
27	JOHN HANCOCK Short Duration Bond Fund |

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, short dividend expense, line of credit and offering expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares in an amount by which expenses of the class exceeded 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,776
Class C	61
Class I	4,921
Class	Expense reduction
Class R6	$2,455
Class NAV	35,184
Total	$46,397

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an
| JOHN HANCOCK Short Duration Bond Fund	28

annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $70,079 for the six months ended November 30, 2024. Of this amount, $13,225 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $56,854 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $1,382 and $210 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$111,524	$49,960
Class C	7,183	805
Class I	—	65,207
Class R6	—	1,343
Total	$118,707	$117,315
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
29	JOHN HANCOCK Short Duration Bond Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,100,000	3	5.810%	$1,017
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,027,788	$37,715,811	5,982,233	$55,166,087
Distributions reinvested	226,876	2,123,669	365,890	3,376,971
Repurchased	(2,739,929)	(25,675,831)	(4,624,607)	(42,673,533)
Net increase	1,514,735	$14,163,649	1,723,516	$15,869,525
Class C shares
Sold	44,713	$419,220	103,071	$951,403
Distributions reinvested	3,077	28,831	6,006	55,453
Repurchased	(22,552)	(210,312)	(117,544)	(1,084,813)
Net increase (decrease)	25,238	$237,739	(8,467)	$(77,957)
Class I shares
Sold	3,858,520	$36,091,522	9,621,090	$88,920,322
Distributions reinvested	311,882	2,919,032	429,160	3,960,389
Repurchased	(2,768,666)	(25,935,831)	(5,936,770)	(54,788,451)
Net increase	1,401,736	$13,074,723	4,113,480	$38,092,260
Class R6 shares
Sold	755,945	$7,072,962	4,477,395	$41,313,397
Distributions reinvested	158,257	1,482,130	151,604	1,400,247
Repurchased	(549,943)	(5,157,864)	(1,439,751)	(13,277,271)
Net increase	364,259	$3,397,228	3,189,248	$29,436,373
| JOHN HANCOCK Short Duration Bond Fund	30

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,482,909	$98,204,836	8,250,435	$76,453,316
Distributions reinvested	2,277,331	21,312,287	4,639,488	42,794,668
Repurchased	(4,681,038)	(43,756,291)	(25,090,865)	(230,959,880)
Net increase (decrease)	8,079,202	$75,760,832	(12,200,942)	$(111,711,896)
Total net increase (decrease)	11,385,170	$106,634,171	(3,183,165)	$(28,391,695)
Affiliates of the fund owned 51% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $300,247,632 and $200,629,270, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $231,010,701 and $235,419,179, respectively, for the six months ended November 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2024, funds within the John Hancock group of funds complex held 75.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.3%
31	JOHN HANCOCK Short Duration Bond Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK SHORT DURATION BOND FUND	32

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
33	JOHN HANCOCK SHORT DURATION BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one- and three-year periods ended December 31, 2023, and for the period from July 31, 2019 through December 31, 2023.The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and the peer group median for the one- and three-year periods and the period from July 31, 2019 through December 31, 2023. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed
| JOHN HANCOCK SHORT DURATION BOND FUND	34

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
35	JOHN HANCOCK SHORT DURATION BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK SHORT DURATION BOND FUND	36

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
37	JOHN HANCOCK SHORT DURATION BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089205	472SA 11/24
1/2025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 16, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	January 16, 2025